Combined Annual
Report To Shareholders
April 30, 2000

Class R Shares

Riggs Stock Fund
Riggs Small Company Stock Fund
Riggs Large Cap Growth Fund
Riggs U.S. Government Securities Fund
Riggs Bond Fund
Riggs Intermediate Tax Free Bond Fund
Riggs Long Term Tax Free Bond Fund
Riggs Prime Money Market Fund
Riggs U.S. Treasury Money Market Fund

Class Y Shares

Riggs Stock Fund
Riggs Small Company Stock Fund
Riggs U.S. Government Securities Fund
Riggs Prime Money Market Fund
Riggs U.S. Treasury Money Market Fund

Mutual funds are not FDIC insured and are not deposits or obligations of or guaranteed by Riggs Investment Corp. They involve investment risks, including the possible loss of the principal amount invested.

Federated Securities Corp., Distributor

[Graphic Representation Omitted-See Appendix]

PRESIDENT'S MESSAGE

Dear Investor:

I am pleased to present the Annual Report for the Riggs Funds--Class R Shares and Class Y Shares--for the 12-month period from May 1, 1999 through April 30, 2000. It begins with an investment commentary by each portfolio manager, followed by a complete list of holdings and the financial statements for each fund. Please note that this report includes information about four new additions to the Riggs Funds that began operation on December 20, 1999--Riggs Large Cap Growth Fund, Riggs Bond Fund, Riggs Intermediate Tax Free Bond Fund and Riggs Long Term Tax Free Bond Fund.

The performance highlights of each fund are as follows:

Riggs Stock Fund

During the reporting period, the fund's diversified portfolio of high-quality stocks--which included many household names like Alcoa, AT&amp;amp;amp;amp;T, American Express, Intel, Johnson & Johnson, Exxon Mobil, Sears, Time Warner, and Xerox--produced a total return of (1.04%), or (2.71%) adjusted for the 2% redemption fee, for Class R Shares and 6.98% for Class Y Shares (Class Y Shares began operation on December 20, 1999).* These returns were the result of a $2.58 decline in net asset value, $0.01 per share in dividend income and $2.20 per share in capital gains for Class R Shares. Contributing to the Class Y Shares return over its initial period of operation were a $0.85 increase in net asset value and $0.01 per share in dividend income. The fund's net assets totaled $159.3 million at the end of the reporting period.

Riggs Small Company Stock Fund

As the most aggressive fund in the Riggs family, this fund invests in carefully selected stocks issued by small companies.** In an improved environment for small-company stocks, the fund produced a total return of 16.77%, or 14.77% adjusted for the 2% redemption fee, for Class R Shares and 14.61% for Class Y Shares (Class Y Shares began operation on December 20, 1999).* These returns were the result of an increase in net asset value of $1.89 for Class R Shares and $1.68 for Class Y Shares. At the end of the reporting period, fund assets totaled $90.4 million.

Riggs Large Cap Growth Fund

This new fund, which began operations on December 20, 1999, is managed to help investors pursue capital appreciation by investing in a portfolio of the largest growth companies traded on U.S. stock markets. Class R Shares paid dividends totaling $0.01 per share, while net asset value rose $1.72 per share. As a result, in its initial period of operation, Class R Shares produced a total return of 17.31%, or 15.31% adjusted for the 2% redemption fee.* Assets in the fund totaled $103 million at the end of the reporting period.

Riggs U.S. Government Securities Fund

This fund's government bond portfolio paid dividends totaling $0.51 per share for Class R Shares, while its net asset value declined from $9.85 to $9.47 as a rising interest rate environment caused a broad decline in bond prices. As a result, the fund produced a total return of 1.39%, or (0.54%) adjusted for the 2% redemption fee. The fund's Class Y Shares, which began operation on December 20, 1999, paid dividends totaling $0.19 per share, while the net asset value increased from $9.42 to $9.47 over its initial period of operation. As a result, Class Y Shares produced a total return of 2.58%.* Assets in the fund totaled $132.9 million at the end of the reporting period, which were invested primarily in U.S. Treasury obligations (56.9%) followed by government agency securities (39.2%), a repurchase agreement (2.3%), and a corporate bond (0.7%).

Riggs Bond Fund

This new fund, which began operations on December 20, 1999, is managed to help investors pursue a high level of current income through a portfolio of investment grade corporate bonds and government bonds. Class R Shares paid dividends totaling $0.21 per share, while net asset value increased slightly by $0.01 per share. As a result, in its initial period of operation, Class R Shares produced a total return of 2.18%, or 0.18% adjusted for the 2% redemption fee.* Net assets in the fund totaled $41.6 million at the end of the reporting period.

Riggs Intermediate Tax Free Bond Fund

This new fund, which began operations on December 20, 1999, is managed to help tax-sensitive investors pursue a high level of income free of federal income tax through a portfolio of intermediate-term, investment grade municipal bonds.*** Class R Shares paid dividends totaling $0.15 per share, while net asset value declined slightly by $0.02 per share. As a result, in its initial period of operation, Class R Shares produced a total return of 1.31%, or (0.69%) adjusted for the 2% redemption fee.* Net assets in the fund totaled $66.6 million at the end of the reporting period.

Riggs Long Term Tax Free Bond Fund

This new fund, which began operations on December 20, 1999, is managed to help tax-sensitive investors pursue a high level of income free of federal income tax through a portfolio of long-term, investment grade municipal bonds.*** Class R Shares paid dividends totaling $0.16 per share, while net asset value increased slightly by $0.01 per share. As a result, in its initial period of operation, Class R Shares produced a total return of 1.76%, or (0.24%) adjusted for the 2% redemption fee.* Net assets in the fund totaled $69.1 million at the end of the reporting period.

Riggs Prime Money Market Fund

This fund helps shareholders earn daily income on their ready cash through a portfolio of high-quality money market securities. The fund's Class R Shares paid dividends totaling $0.04 per share while Class Y Shares paid dividends totaling $0.05 per share.+ The fund ended the reporting period with net assets of $346.9 million.

Riggs U.S. Treasury Money Market Fund

As the most conservative Riggs fund, Riggs U.S. Treasury Money Market Fund invests exclusively in U.S. Treasury money market securities to help shareholders earn daily income on their ready cash. Over the reporting period, the fund's portfolio paid a total of $0.04 per share in dividends for Class R Shares and $0.04 per share in dividends for Class Y Shares.+ Net assets in the fund totaled $154.5 million at the end of the reporting period.

Thank you for pursuing your financial goals through the diversification and professional management of the expanded Riggs Funds family. We'll continue to update you on the progress of your investment.

Sincerely,

[Graphic Representation Omitted-See Appendix]

Edward C. Gonzales
President
June 15, 2000

* Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** Small company stocks have historically experienced greater volatility than average.

*** Income may be subject to the federal alternative minimum tax and state and local taxes.

+ An investment in Money Market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

INVESTMENT REVIEW

Riggs Stock Fund
Riggs Small Company Stock Fund

For the reporting period ended April 30, 2000, the stock markets continued to advance. While technology stocks have dominated the best performance list, we are seeing nascent signs of a broadening of the market. Small capitalization stocks, as reflected by the Russell 2000 Index,* actually performed better than the Standard &Poor's 500 Index ("S&P 500")** for the reporting period. Within the large capitalization universe, we are seeing improving returns in non-technology sectors. It is not clear whether there is a trend developing towards value; however, earnings confidence seems to be improving in the value universe. We have always believed that a sustainable move in any company's stock price is predicated on either an acceleration in earnings growth or a higher degree of confidence in the level of earnings.

For the period from May 1, 1999 through April 30, 2000, the Class R Shares of the Stock Fund had a total return of (1.04%), and the Class R Shares of the Small Company Fund generated a total return of 16.77%.*** Our investment philosophy in managing both equity funds is to balance long-term valuation with the catalyst of short-term earnings acceleration. We employ our methodology, which we call Value Momentum, by initially analyzing four key factors: (1) relative price; (2) earnings growth relative to the stock's price-to-earnings multiple; (3) earnings estimate revisions; and (4) relative price strength. For stocks scoring highly in this process, we focus on the fundamental changes that management is implementing within these companies to generate earnings growth. We then invest in those companies in which we have the most confidence in management.

We maintain a broad diversification of stocks among industries. In the Stock Fund, the largest sector remains Technology, with Cisco Systems Inc., the largest stock in the sector and in the mutual fund.+ Management has done a superior job offering products and services geared toward the inter-net infrastructure. Apple Computer and EMC Corp. also significantly added to returns during the reporting period. While these were not recent purchases, we let our "winners run" during the reporting period so that our clients could benefit from the strong underlying fundamental trends in Technology; before profit taking. Energy, Retail and the Finance Sectors are overweighted relative to the market. Not only do we see attractive valuation; we also see a higher level of earnings confidence. Exxon Mobil Corporation, Circuit City, Merrill Lynch, and American Express are the major holdings in these sectors.

The Small Company Stock Fund benefited from not only the recognition of the attractive valuations in the small cap universe, but also in the higher level of earnings growth. Over the course of the reporting period, we added to the Technology sector. While we are underweighted relative to the market, Technology is the largest sector in the Small Company Fund.+ Tech Data Corp. and LCC International Inc. were large contributors to performance in this sector during the reporting period. Energy, Consumer Cyclicals and Finance were the sectors that have an overweight relative to the market in the Small Company Fund. National Oilwell Inc., Atlantic Coast Airlines and Apartment Investment & Management Inc. are the major holdings in these sectors.

Despite higher interest rates, we believe the outlook for stocks to be encouraging due to the improved prospects for corporate earnings growth both domestically and worldwide. We believe that our disciplined focus on undervalued companies with solid earnings growth should continue to reward shareholders.

Riggs Large Cap Growth Fund

Since the inception of the Riggs Large Cap Growth Fund on December 20, 1999 through April 30, 2000, Class R Shares generated a total return of 17.31%,*** compared to a 2.8% return on the S&P 500,** over the same time period.

There are three primary reasons why the performance of the Growth Fund was relatively strong.

First, technology represents by far the largest sector in which we invest.+ Due to superior growth prospects, technology companies catapulted the markets higher and higher throughout late 1999 and early 2000. Despite recent volatility in this sector, we continue to believe that technology will drive worldwide economic growth and that the technology sector will offer compelling long-term investment opportunities for the foreseeable future.

Second, we focus on outstanding growth companies, leaders in their respective fields with exemplary growth records and impressive growth prospects--the types of companies that led the markets to new highs during the first quarter of 2000. Unfortunately, many of these high quality growth companies often trade at relatively high Price to Earnings ratios and are therefore especially vulnerable to valuation-based or interest rate-driven market corrections such as the one we experienced this spring. In our experience, however, stocks in outstanding growth companies tend to respond favorably when markets recover.

Third, we invest primarily for the long term. In our experience, virtually no one reliably and consistently anticipates short-term market moves. Instead, we prefer to focus on buying and holding companies we consider resilient enough to weather short-term market corrections. From time to time, of course, we do sell stocks, especially those with declining business fundamentals. And in some cases, we do hold certain stocks for a relatively short period of time, especially when business conditions change abruptly. In general, however, we endeavor to stay the course rather than move a large proportion of our holdings in or out of the market at the same time.

Over the last few months, market volatility has reached unprecedented levels. Not infrequently do major market indexes, such as the Dow Jones Industrial Average and the Nasdaq Composite, move up or down more than 100 points on any given trading day. As most of you know, the markets lately have moved more down than up, as many stocks have fallen 25% or more from their all-time highs.

Understandably, some investors may be unnerved by sudden steep market declines such as those we experienced in March and April. Unfortunately, we expect little relief from the recent high levels of volatility, especially since technology remains our largest single sector. The looming prospect of additional rate increases by the Federal Reserve Board (the "Fed") may put more downward pressure on stock prices. As a result, we are adominishing investors to adopt cautious and modest expectations for investment returns over the next twelve months.

Nevertheless, we remain optimistic for the long term. Corporate earnings are shattering previous records. The U.S.and some of the world's other major economies continue to grow at impressive rates, driven by productivity gains fueled by unprecedented technological innovation. Although inflation and interest rates have been rising lately, the overall macroeconomic environment remains relatively favorable. Throughout these challenging times, we remain committed to implementing our growth-oriented investment strategy and discovering new investment opportunities.

Riggs U.S. Government Securities Fund
Riggs Bond Fund

During the annual period from May 1, 1999 through April 30, 2000, the Fed tightened monetary policy three times, raising the Fed Funds target rate to 6.00% from 5.25%. Interest rates beyond ten years in maturity declined over 50 basis points during the first quarter of 2000 and the yield curve (2yr yields versus 30yr yields) inverted for the first time since 1994. Treasuries were the best performing sector, while mortgages (other than Government National Mortgage Associations) and corporate bonds were the worst performing sectors. The economy remains strong as evidenced by fourth quarter 1999 Gross Domestic Product registering a 7.3% real rate, substantially above the Fed's desired 3.5% level. Additionally, year-over-year nominal Consumer Price Index ("CPI") came in at 3.16% while core CPI (excluding food and energy) rose 2.11%. During the reporting period, the Riggs Bond and U.S. Government Securities Funds maintained durations slightly above their benchmarks.++

Going forward into 2000, inverted yield curves tend to forecast economic slowdowns. The Fed will most likely continue its gradual approach toward rate hikes until either the core rate of inflation rises above current levels or the economy/equity market shows signs of fatigue. Any sudden rise in the core rate of inflation would prompt aggressive Fed action in the form of a 50 basis point hike in rates. Meanwhile, a slowdown in the economy/equity prices would cause the Fed to stop tightening or perhaps reverse itself. Therefore, the portfolios will continue to overweight Treasuries and high-quality securities, since we believe that these sectors will continue to be the better performing sectors while the lower-quality credits will be the laggards.

Riggs Intermediate Tax Free Bond Fund
Riggs Long Term Tax Free Bond Fund

Municipal bonds, like most other fixed income assets, saw positive rates of return during the annual period from May 1, 1999 through April 30, 2000. Mirroring the treasury market, the long end of the curve outperformed the front end. However, unlike the treasury market, the municipal curve did not invert. In addition, during the first quarter 2000, the market saw a dissipation of fund outflows experienced during the fourth quarter of 1999. This reduction in secondary market supply helped to create a firm bid for municipal bonds. In light of these market conditions, the Riggs Intermediate and Long-Term Tax Free Bond Funds maintained durations slightly above their perspective benchmarks.++ Presently, wider swap spreads, coupled with the volatility in the equity markets, should bode well for municipals and create opportunities later in 2000.

Riggs Prime Money Market Fund
Riggs U.S. Treasury Money Market Fund

During the annual period from May 1, 1999 through April 30, 2000, the Fed tightened monetary policy three times, raising the federal funds rate to 6.00% from 5.25%. The market is anticipating additional rate increases going forward as the Fed attempts to slow the economy in an effort to keep inflation at bay. Whether they continue the gradual approach toward rate hikes or more aggressive action in the form of a 50 basis point hike in rates, will depend on the level of the core rate of inflation and the state of the economy as well as the equity markets. Fourth quarter GDP came in at a 7.3% real rate, substantially above the Fed's desired 3.5% level. This was followed by a 5.4% rate in the first quarter of 2000 signaling that the Fed may need to act more aggressively in its policy decisions.

Yields were higher during the reporting period with the exception of the 30-year Treasury bond which was actually down 19 basis points. The yield on the three-month Treasury bill rose 71 basis points while the yields on the 6 month and one-year bills rose 83 and 78 basis points, respectively. Yields on commercial paper, agency discount notes and corporate securities were also significantly higher. In early 2000, the yield curve (2-year Treasury yields versus 30 year Treasury yields) inverted for the first time since 1994 with the peak of the yield curve in the two-year sector.

The average maturity of Prime Money Market Fund and U.S. Treasury Money Market Fund was lower going into calendar year-end due to the uncertainty regarding Y2K and it's impact on the markets and liquidity. The average maturity has since been extended in order to take advantage of opportunities to pick-up additional yield as rates have gone higher, particularly in the short end of the market.

*Russell 2000 Index measures the performance of the 2,000 Smallest Companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The index is unmanaged and investments cannot be made in an index.

**S&P 500 Index is an unmanaged capitalization-weighted index of 500 Stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 Stocks representing all major industries. The index is unmanaged and investments cannot be made in an index.

***Performance quoted is based on net asset value, represents past performance, and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns for the reporting period for the Class R Shares of Riggs Stock Fund, Riggs Small Company Stock Fund and Riggs Large Cap Growth Fund, based on offering price (i.e. less any applicable sales charge), were (2.71%), 14.77% and 15.31% respectively.

+Funds that have a higher concentration of investments in a specific industry or sector, such as technology, may be subject to a higher degree of market risk than funds whose investments are more diversified.

++Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

Riggs Stock Fund

Class R Shares

Growth of $10,000 Invested in Riggs Stock Fund, Class R Shares

The graph below illustrates the hypothetical investment of $10,000* in the Riggs Stock Fund, Class R Shares (the "Fund") from May 11, 1992 (start of performance) to April 30, 2000, compared to the Standard & Poor's 500 Index ("S&P 500").**

[Graphic Representation Omitted-See Appendix]

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED APRIL 30, 2000

1 Year	(2.71%)
5 Years	17.82%
Start of Performance (5/11/92)	15.79%

Past performance is no guarantee of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge in effect on May 11, 1992 of 3.50% ($10,000 investment minus $350 sales charge = $9,650). Effective December 18, 1995, the maximum sales charge increased to 5.75%. Effective July 1, 1998, the front-end sales charge was eliminated, and a contingent deferred sales charge of 2.00% for newly purchased Class R Shares was implemented. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

**S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

***Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Riggs Stock Fund

Class Y Shares

Growth of $10,000 Invested in Riggs Stock Fund, Class Y Shares

The graph below illustrates the hypothetical investment of $10,000* in the Riggs Stock Fund, Class Y Shares (the "Fund") from December 20, 1999 (start of performance) to April 30, 2000, compared to the Standard & Poor's 500 Index ("S&P 500").**

[Graphic Representation Omitted-See Appendix]

CUMULATIVE TOTAL RETURN FOR THE PERIOD ENDED APRIL 30, 2000

Start of Performance (12/20/1999)	6.98%

Past performance is no guarantee of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

**S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

Riggs Small Company Stock Fund

Class R Shares

Growth of $10,000 Invested in Riggs Small Company Stock Fund, Class R Shares

The graph below illustrates the hypothetical investment of $10,000* in the Riggs Small Company Stock Fund, Class R Shares (the "Fund") from February 27, 1995 (start of performance) to April 30, 2000, compared to the Russell 2000 Index ("Russell 2000").**

[Graphic Representation Omitted-See Appendix]

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED APRIL 30, 2000

1 Year	14.77%
5 Years	13.96%
Start of Performance (2/27/95)	14.61%

Past performance is no guarantee of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge in effect on February 27, 1995 of 3.50% ($10,000 investment minus $350 sales charge = $9,650). Effective December 18, 1995, the maximum sales charge increased to 5.75%. Effective July 1, 1998, the front-end sales charge was eliminated, and a contingent deferred sales charge of 2.00% for newly purchased Class R Shares was implemented. The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell 2000 has been adjusted to reflect reinvestment of dividends on securities in the index.

**The Russell 2000 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

***Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Riggs Small Company Stock Fund

Class Y Shares

Growth of $10,000 Invested in Riggs Small Company Stock Fund, Class Y Shares

The graph below illustrates the hypothetical investment of $10,000* in the Riggs Small Company Stock Fund, Class Y Shares (the "Fund") from December 20, 1999 (start of performance) to April 30, 2000, compared to the Russell 2000 Index ("Russell 2000").**

[Graphic Representation Omitted-See Appendix]

CUMULATIVE TOTAL RETURN*** FOR THE PERIOD ENDED APRIL 30, 2000

Start of Performance (12/20/1999)	14.61%

Past performance is no guarantee of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell 2000 has been adjusted to reflect reinvestment of dividends on securities in the index.

**The Russell 2000 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

***Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Riggs Large Cap Growth Fund

Class R Shares

Growth of $10,000 Invested in Riggs Large Cap Growth Fund, Class R Shares

The graph below illustrates the hypothetical investment of $10,000* in the Riggs Large Cap Growth Fund, Class R Shares (the "Fund") from December 20, 1999 (start of performance) to April 30, 2000, compared to the Standard & Poor's 500 Index ("S&P 500").**

[Graphic Representation Omitted-See Appendix]

CUMULATIVE TOTAL RETURN*** FOR THE PERIOD ENDED APRIL 30, 2000

Start of Performance (12/20/1999)	15.31%

Past performance is no guarantee of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 2.00% contingent deferred sales charge on any redemption less than five years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

**The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

***Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Riggs U.S. Government Securities Fund

Class R Shares

Growth of $10,000 Invested in Riggs U.S. Government Securities Fund, Class R Shares

The graph below illustrates the hypothetical investment of $10,000* in the Riggs U.S. Government Securities Fund, Class R Shares (the "Fund") from May 11, 1992 (start of performance) to April 30, 2000, compared to the Lehman Brothers Government/Corporate Total Index ("LBGCTI").**

[Graphic Representation Omitted-See Appendix]

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED APRIL 30, 2000

1 Year	(0.54%)
5 Years	5.83%
Start of Performance (5/11/92)	6.22%

Past performance is no guarantee of future performance. Your investment return and principal value will fluctuate, so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge in effect on May 11, 1992 of 3.50% ($10,000 investment minus $350 sales charge = $9,650). Effective December 18, 1995, the maximum sales charge increased to 4.75%. Effective July 1, 1998, the front-end sales charge was eliminated, and a contingent deferred sales charge of 2.00% for newly purchased Class R Shares was implemented. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBGCTI has been adjusted to reflect reinvestment of dividends on securities in the index.

**The LBGCTI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

***Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Riggs U.S. Government Securities Fund

Class Y Shares

Growth of $10,000 Invested in Riggs U.S. Government Securities Fund, Class Y Shares

The graph below illustrates the hypothetical investment of $10,000* in the Riggs U.S. Government Securities Fund, Class Y Shares (the "Fund") from December 20, 1999 (start of performance) to April 30, 2000, compared to the Lehman Brothers Government/Corporate Total Index ("LBGCTI").**

[Graphic Representation Omitted-See Appendix]

CUMULATIVE TOTAL RETURN FOR THE PERIOD ENDED APRIL 30, 2000

Start of Performance (12/20/1999)	2.58%

Past performance is no guarantee of future performance. Your investment return and principal value will fluctuate, so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBGCTI has been adjusted to reflect reinvestment of dividends on securities in the index.

**The LBGCTI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

Riggs Bond Fund

Class R Shares

Growth of $10,000 Invested in Riggs Bond Fund, Class R Shares

The graph below illustrates the hypothetical investment of $10,000* in the Riggs Bond Fund, Class R Shares (the "Fund") from December 20, 1999 (start of performance) to April 30, 2000, compared to the Lehman Brothers Government/Corporate Total Index ("LBGCTI").**

[Graphic Representation Omitted-See Appendix]

CUMULATIVE TOTAL RETURN FOR THE PERIOD ENDED APRIL 30, 2000

Start of Performance (12/20/1999)	0.18%

Past performance is no guarantee of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects the maximum 2.00% contingent deferred sales charge on any redemption less than five years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBGCTI has been adjusted to reflect reinvestment of dividends on securities in the index.

**The LBGCTI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

Riggs Intermediate Tax Free Bond Fund

Class R Shares

Growth of $10,000 Invested in Riggs Intermediate Tax Free Bond Fund, Class R Shares

The graph below illustrates the hypothetical investment of $10,000* in the Riggs Intermediate Tax Free Bond Fund, Class R Shares (the "Fund") from December 20, 1999 (start of performance) to April 30, 2000, compared to the Lehman Brothers 5-Year Municipal Bond Index ("LB5MBI").**

[Graphic Representation Omitted-See Appendix]

CUMULATIVE TOTAL RETURN FOR THE PERIOD ENDED APRIL 30, 2000

Start of Performance (12/20/1999)	(0.69%)

Past performance is no guarantee of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 2.00% contingent deferred sales charge on any redemption less than five years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LB5MBI has been adjusted to reflect reinvestment of dividends on securities in the index.

**The LB5MBI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

Riggs Long Term Tax Free Bond Fund

Class R Shares

Growth of $10,000 Invested in Riggs Long Term Tax Free Bond Fund, Class R Shares

The graph below illustrates the hypothetical investment of $10,000* in the Riggs Long Term Tax Free Bond Fund, Class R Shares (the "Fund") from December 20, 1999 (start of performance) to April 30, 2000, compared to the Lehman Brothers 10-Year Municipal Bond Index ("LB10MBI").**

[Graphic Representation Omitted-See Appendix]

CUMULATIVE TOTAL RETURN FOR THE PERIOD ENDED APRIL 30, 2000

Start of Performance (12/20/1999)	(0.24%)

Past performance is no guarantee of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 2.00% contingent deferred sales charge on any redemption less than five years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LB10MBI has been adjusted to reflect reinvestment of dividends on securities in the index.

**The LB10MBI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

PORTFOLIO OF INVESTMENTS

Riggs Stock Fund
April 30, 2000

Shares		Value
Common Stocks--98.3%
	Banking -- 1.0%
39,670	Zions Bancorp.	$1,646,305

	Consumer Non-Durables--3.1%
72,875	(1) Nabisco Holdings Corp., Class A	2,737,367
99,430	Philip Morris Cos., Inc.	2,175,031

	Total	4,912,398

	Consumer Services--5.4%
168,310	(2) Cendant Corp.	2,598,286
54,970	(2) Charter Communications, Inc., Class A	807,372
24,320	Time Warner, Inc.	2,187,280
78,130	Tribune Co.	3,037,304

	Total	8,630,242

	Electronic Technology--26.2%
28,925	(2) Apple Computer, Inc.	3,588,508
107,440	(2) Cisco Systems, Inc.	7,448,614
25,689	(2) EMC Corp.	3,569,165
43,005	(2) Gateway, Inc.	2,376,026
31,113	Intel Corp.	3,945,517
27,876	International Business Machines Corp.	3,111,658
89,096	Koninklijke (Royal) Philips Electronics NV, ADR	3,975,909
54,017	Lucent Technologies, Inc.	3,359,182
18,164	Motorola, Inc.	2,162,651
63,755	(2) SCI Systems, Inc.	3,394,954
34,195	(2) Solectron Corp.	1,600,753
51,895	United Technologies Corp.	3,227,220

	Total	41,760,157

	Energy Minerals--6.8%
70,755	BP Amoco PLC, ADR	3,608,505
62,920	Coastal Corp.	3,157,798
51,427	Exxon Mobil Corp.	3,995,235

	Total	10,761,538

	Finance--14.5%
40,885	American Express Co.	6,135,305
39,632	Bank of America Corp.	1,941,968
52,187	Fannie Mae	3,147,528
66,073	Fleet Boston Corp.	2,341,462
49,915	Hartford Financial Services Group, Inc.	2,604,939
37,250	Merrill Lynch & Co., Inc.	3,797,172
58,790	Washington Mutual, Inc.	1,502,819
41,739	Wells Fargo Co.	1,713,908

	Total	23,185,101

	Health Services--3.5%
41,714	Cardinal Health, Inc.	2,296,877
67,410	Columbia/HCA Healthcare Corp.	1,916,972
19,945	United Healthcare Corp.	1,330,082

	Total	5,543,931

	Health Technology--5.9%
59,040	American Home Products Corp.	3,317,310
12,465	Baxter International, Inc.	811,783
2,493	(2) Edwards Lifesciences Corp.	37,395
36,300	Johnson & Johnson	2,994,750
19,970	Warner-Lambert Co.	2,272,836

	Total	9,434,074

	Producer Manufacturing--8.7%
23,770	Alcoa, Inc.	1,542,079
63,840	Fort James Corp.	1,528,170
45,431	Ingersoll-Rand Co.	2,132,418
27,020	Textron, Inc.	1,673,551
77,702	Tyco International Ltd.	3,569,436
35,090	Weyerhaeuser Co.	1,875,122
58,439	Xerox Corp.	1,544,981

	Total	13,865,757

	Retail Trade--12.0%
76,515	Albertsons, Inc.	2,491,520
56,640	Circuit City Stores, Inc.	3,331,140
67,414	(2) Safeway, Inc.	2,974,643
73,525	Sears, Roebuck & Co.	2,692,853
20,220	Target Corp.	1,345,894
33,800	The Gap, Inc.	1,242,150
101,850	TJX Cos., Inc.	1,954,247
198,370	(2) Toys 'R' Us, Inc.	3,025,143

	Total	19,057,590

	Technology Services--1.1%
14,595	Computer Associates International, Inc.	814,583
18,690	First Data Corp.	909,969

	Total	1,724,552

	Utilities--10.1%
44,684	AT&T Corp.	2,086,184
24,600	Alltel Corp.	1,638,975
86,215	Edison International	1,643,473
45,490	GTE Corp.	3,081,948
37,335	Peco Energy Co.	1,556,403
63,473	SBC Communications, Inc.	2,780,911
53,900	Sprint Corp.	3,314,850

	Total	16,102,744

	Total Common Stocks (identified cost $115,428,337)	156,624,389

Preferred Stock--0.2%
	Consumer Services--0.2%
12,207	Cendant Corp., Conv. Pfd., 7.50% (identified cost $466,866)	303,649

(3) Repurchase Agreement--1.4%
	Finance -- 1.4%
$2,182,000	Donaldson, Lufkin and Jenrette Securities Corp., 5.70%, dated 4/28/2000, due 5/1/2000 (at amortized cost)	2,182,000

	Total Investments (identified cost $118,077,203)(4)	$159,110,038

(1) Certain shares on loan to broker.

(2) Non-income producing security.

(3) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(4) The cost of investments for federal tax purposes amounts to $119,118,565. The net unrealized appreciation of investments on a federal tax basis amounts to $39,991,473 which is comprised of $46,384,545 appreciation and $6,393,072 depreciation at April 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($159,337,427) at April 30, 2000.

The following acronym is used throughout this portfolio:

ADR--American Depositary Receipt

(See Notes which are an integral part of the Financial Statements)

PORTFOLIO OF INVESTMENTS

Riggs Small Company Stock Fund
April 30, 2000

Shares or Principal Amount		Value
Common Stocks--94.0%
	Commercial Services--1.0%
110,890	(1) Modis Professional Services, Inc.	$838,606

	Consumer Durables--2.3%
105,849	(1)(2) Action Performance Cos., Inc.	979,103
58,229	(1) Furniture Brands International, Inc.	1,088,154

	Total	2,067,257

	Consumer Non-Durables--3.3%
18,425	(1) American Italian Pasta Co., Class A	456,019
29,575	(1) International Home Foods, Inc.	430,686
58,664	(1) NBTY, Inc.	1,041,286
48,486	(1) Steven Madden, Ltd.	1,051,540

	Total	2,979,531

	Consumer Services--4.9%
89,395	(1) Diedrich Coffee, Inc.	268,185
49,065	(1) Performance Food Group Co.	1,294,089
45,015	(1) Rare Hospitality International, Inc.	1,392,652
75,420	(1) Steiner Leisure Ltd.	1,517,827

	Total	4,472,753

	Electronic Technology--8.4%
38,575	(1) ATMI, Inc.	1,485,137
52,077	(1) Brooktrout, Inc.	1,406,079
6,553	Helix Technology Corp.	334,612
55,745	(1) ION Networks, Inc.	641,067
11,305	(1)(2) MRV Communications, Inc.	779,338
31,885	(1) SBS Technologies, Inc.	1,100,032
21,274	(1) Varian Semiconductor Equipment Associates, Inc.	1,430,676
24,036	(1) Xicor, Inc.	429,643

	Total	7,606,584

	Energy Minerals--1.7%
38,645	Cross Timbers Oil Co.	557,937
36,805	(1) Ocean Energy, Inc.	476,165
26,650	Vintage Petroleum, Inc.	529,669

	Total	1,563,771

	Finance--15.8%
135,095	Advanta Corp., Class B	1,553,592
63,565	Allied Capital Corp.	1,187,871
40,473	Apartment Investment & Management Co., Class A	1,608,802
106,440	Colonial BancGroup, Inc. (The)	997,875
32,949	First Charter Corp.	457,167
46,390	First Industrial Realty Trust	1,394,599
191,144	(2) Gold Banc Corp., Inc.	1,182,703
47,724	Hudson United Bancorp	1,076,773
50,222	(2) London Pacific Group Ltd., ADR	634,053
94,576	(1) Rainbow Rentals, Inc.	904,383
29,315	Southwest Securities Group, Inc.	1,205,579
33,365	Sterling Bancorp	512,987
39,062	Weingarten Realty Investors	1,582,011

	Total	14,298,395

	Health Services--7.0%
90,186	(1) Advance Paradigm, Inc.	1,127,325
35,700	(1) Eclipsys Corp.	285,600
75,470	(1) First Consulting Group, Inc.	679,230
83,589	(1) InfoCure Corp.	762,750
141,790	(1) InterDent, Inc.	717,812
16,845	(1) PolyMedica Corp., Inc.	904,366
50,707	(1) Trigon Healthcare, Inc.	1,822,283

	Total	6,299,366

	Health Technology--5.6%
21,735	(1)(2) Cephalon, Inc.	1,222,594
14,903	(1) Diversa Corp.	402,381
47,165	(1) Guilford Pharmaceuticals, Inc.	819,492
101,570	(1) Hanger Orthopedic Group, Inc.	507,850
82,183	(1) Noven Pharmaceuticals, Inc.	965,650
11,270	(1) Protein Design Lab., Inc.	1,143,905

	Total	5,061,872

	Industrial Services--4.9%
227,067	(1) Encompass Services Corp.	1,575,277
44,686	(1)(2) National-Oilwell, Inc.	1,069,671
27,725	(1) Precision Drilling Corp.	887,200
40,330	(1) Pride International, Inc.	912,466

	Total	4,444,614

	Non-Energy Minerals--0.5%
15,835	(1) Stillwater Mining Co.	443,380

	Producer Manufacturing--6.1%
7,705	Applied Power, Inc., Class A	220,556
29,748	(1) CommScope, Inc.	1,413,030
8,636	(1) Lone Star Technologies, Inc.	398,335
30,595	(1) Maverick Tube Corp.	871,958
93,815	(1) Steel Dynamics, Inc.	1,067,146
26,845	(1) Zebra Technologies Corp., Class A	1,530,165

	Total	5,501,190

	Retail Trade--6.5%
89,115	(1) Buckle, Inc.	1,141,786
29,622	(1)(2) Chicos FAS, Inc.	531,345
26,400	(1) Cost Plus, Inc.	806,850
70,619	(1) Goody's Family Clothing, Inc.	459,024
21,150	(1)(2) Linens 'n Things, Inc.	653,006
72,855	(1) Rent-A-Center, Inc.	1,484,421
66,870	(1) Tuesday Morning Corp.	835,875

	Total	5,912,307

	Technology Services--15.0%
10,790	(1) AppNet, Inc.	$258,960
75,039	(1) AppliedTheory Corp.	825,429
51,779	(1) Axent Technologies, Inc.	1,042,052
33,962	(1) ClickAction, Inc.	475,468
63,490	(1) Deltek Systems, Inc.	773,784
55,164	(1) LCC International, Inc., Class A	1,348,070
59,870	(1) Navidec, Inc.	505,153
159,540	(1)(2) Netplex Group, Inc.	628,189
61,140	(1) Netzee, Inc.	619,043
53,265	(1) Novadigm, Inc.	729,065
103,180	(1) Quantum Corp. - DLT & Storage Systems Group	1,212,365
30,151	(1) ScanSource, Inc.	1,040,210
54,164	(1) Symix Systems, Inc.	528,099
61,400	(1) Tech Data Corp.	2,574,963
19,131	(1) Xpedior, Inc.	310,879
71,085	(1)(2) iVillage, Inc.	715,293

	Total	13,587,022

	Transportation--7.8%
52,995	(1)(2) Atlantic Coast Airlines Holdings	1,583,226
148,635	(1) Fritz Companies, Inc.	1,430,611
152,594	(1) Mesa Air Group, Inc.	991,861
32,981	(1) Ryanair Holdings PLC, ADR	1,343,976
41,300	SkyWest, Inc.	1,739,763

	Total	7,089,437

	Utilities--3.2%
71,085	(1) Alaska Communications Systems Group, Inc.	853,020
15,803	(1) ITC DeltaCom, Inc.	519,524
24,344	(1) Network Access Solutions Corp.	365,160
48,700	Northwestern Corp.	1,120,100

	Total	2,857,804

	Total Common Stocks (identified cost $82,037,665)	85,023,889

(3) Repurchase Agreement--5.5%
$4,961,000	Donaldson, Lufkin and Jenrette Securities Corp., 5.70%, dated 4/28/2000, due 5/1/2000 (at amortized cost)	4,961,000

	Total Investments (identified cost $86,998,665)(4)	$89,984,889

(1) Non-income producing security.

(2) Certain shares on loan to broker.

(3) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(4) The cost of investments for federal tax purposes amounts to $87,458,881. The net unrealized appreciation of investments on a federal tax basis amounts to $2,526,008 which is comprised of $15,289,360 appreciation and $12,763,352 depreciation at April 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($90,422,097) at April 30, 2000.

The following acronym is used throughout this portfolio:

ADR--American Depositary Receipt

(See Notes which are an integral part of the Financial Statements)

PORTFOLIO OF INVESTMENTS

Riggs Large Cap Growth Fund
April 30, 2000

Shares		Value
Common Stocks--82.7%
	Biotechnology -- 5.7%
7,700	(1) Affymetrix, Inc.	$1,039,981
18,000	(1) Invitrogen Corp.	1,122,750
36,650	PE Corp.-PE Biosystems Group	2,199,000
10,300	(1) Qiagen NV	1,494,787

	Total	5,856,518

	Communications Equipment--10.0%
23,800	(1) Comverse Technology, Inc.	2,122,662
46,000	Lucent Technologies, Inc.	2,860,625
28,400	Nortel Networks Corp.	3,216,300
19,200	(1) Qualcomm, Inc.	2,082,000

	Total	10,281,587

	Computers - Hardware--11.0%
54,996	(1) EMC Corp.	7,641,007
40,400	(1) Sun Microsystems, Inc.	3,714,275

	Total	11,355,282

	Computers - Networking--11.6%
106,612	(1) Cisco Systems, Inc.	7,391,210
61,000	(1) Network Appliance, Inc.	4,510,187

	Total	11,901,397

	Computers Software/Services--16.4%
7,700	(1) Check Point Software Technologies Ltd.	1,332,100
12,000	(1) i2 Technologies, Inc.	1,551,000
32,500	(1) Microsoft Corp.	2,266,875
50,200	(1) Oracle Corp.	4,012,862
35,000	(1) Siebel Systems, Inc.	4,300,625
32,000	(1) Veritas Software Corp.	3,432,500

	Total	16,895,962

	Electrical Equipment--5.9%
35,900	General Electric Co.	5,645,275
4,500	(1) Waters Corp.	426,375

	Total	6,071,650

	Electronics - Semiconductors--22.1%
22,200	(1) Broadcom Corp.	3,826,725
27,752	Intel Corp.	3,519,301
48,400	(1) JDS Uniphase Corp.	5,018,475
29,000	(1) PMC-Sierra, Inc.	5,564,375
15,500	(1) RF Micro Devices, Inc.	1,612,969
13,500	Texas Instruments, Inc.	2,198,813
15,000	(1) Vitesse Semiconductor Corp.	1,020,938

	Total	22,761,596

	Total Common Stocks (identified cost $53,030,109)	85,123,992

$9,017,000	Donaldson, Lufkin and Jenrette Securities Corp., 5.70%, dated 4/28/2000, due 5/1/2000	9,017,000
9,016,000	Paine Webber, Inc., 5.69%, dated 4/28/2000, due 5/1/2000	9,016,000

	Total Repurchase Agreements (at amortized cost)	18,033,000

	Total Investments (identified cost $71,063,109)(3)	$103,156,992

(1) Non-income producing security.

(2) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(3) The cost of investments for federal tax purposes amounts to $71,063,109. The net unrealized appreciation of investments on a federal tax basis amounts to $32,093,883 which is comprised of $34,657,023 appreciation and $2,563,140 depreciation at April 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($102,978,784) at April 30, 2000.

(See Notes which are an integral part of the Financial Statements)

PORTFOLIO OF INVESTMENTS

Riggs U.S. Government Securities Fund
April 30, 2000

Principal Amount		Value
Corporate Bond--0.7%
	Finance -- 0.7%
$1,000,000	EQCC Home Equity Loan Trust 1997-3, Class A8, 6.41%, 12/15/2004 (identified cost $999,844)	$968,650

Government Agencies--39.2%
	Federal Agricultural Mortgage Association--1.3%
1,700,000	8.07%, 4/16/2007	1,767,524

	Federal Farm Credit Bank--4.5%
6,000,000	5.90%, 8/6/2001	5,913,720

	Federal Home Loan Bank System--0.7%
1,000,000	5.50%, 2/19/2002	971,000

	Federal Home Loan Mortgage Corporation--5.7%
400,000	5.18%, 1/26/2001	395,580
400,000	5.375%, 3/1/2001	395,628
3,383,078	6.00%, 4/1/2003	3,301,275
2,668,037	6.50%, 7/1/2004	2,615,504
900,000	6.943%, 3/21/2007	883,728

	Total	7,591,715

	Federal National Mortgage Association--13.7%
2,000,000	5.56%, 7/24/2000	1,997,380
10,600,000	(1) 5.625%, 3/15/2001	10,506,614
3,065,000	5.78%, 2/12/2003	2,941,021
1,930,000	5.82%, 2/12/2003	1,853,398
488,126	7.50%, 6/1/2012	487,975
320,472	9.50%, 6/25/2018	334,945
120,228	9.50%, 7/25/2019	124,211

	Total	18,245,544

	Government National Mortgage Association--12.5%
2,940,082	6.50%, 5/15/2028	2,756,327
10,045,902	7.00%, 8/15/2027	9,713,182
18,338	7.50%, 10/15/2026	18,058
2,723,727	7.50%, 10/15/2027	2,680,310
1,431,021	8.00%, 10/15/2027	1,435,943

	Total	16,603,820

	Student Loan Marketing Association--0.8%
1,000,000	7.30%, 8/1/2012	983,960

	Total Government Agencies (identified cost $53,768,694)	52,077,283

U.S. Treasury Obligations--56.9%
	U.S. Treasury Bonds--27.7%
7,301,000	(1) 6.125%, 11/15/2027	7,228,793
5,568,000	6.125%, 8/15/2029	5,582,031
4,941,000	6.25%, 8/15/2023	4,939,814
6,745,000	6.50%, 11/15/2026	6,992,069
2,000,000	7.125%, 2/15/2023	2,207,560
2,250,000	(1) 7.25%, 8/15/2022	2,513,745
3,000,000	7.875%, 2/15/2021	3,545,730
2,800,000	(1) 8.00%, 11/15/2021	3,365,404
325,000	12.00%, 8/15/2013	434,353

	Total	36,809,499

	U.S. Treasury Notes--29.2%
16,776,000	(1) 5.25%, 8/15/2003	16,117,374
7,766,000	(1) 5.50%, 5/15/2009	7,316,349
2,293,000	(1) 5.75%, 10/31/2002	2,246,154
1,700,000	(1) 6.00%, 7/31/2002	1,677,373
3,000,000	6.25%, 4/30/2001	2,993,310
701,000	(1) 6.25%, 10/31/2001	697,025
1,000	(1) 6.50%, 5/15/2005	998
385,000	6.625%, 6/30/2001	385,142
7,250,000	7.00%, 7/15/2006	7,408,123

	Total	38,841,848

	Total U.S. Treasury Obligations (identified cost $74,978,309)	75,651,347

(2) Repurchase Agreement--2.3%
3,021,000	Donaldson, Lufkin and Jenrette Securities Corp., 5.70%, dated 4/28/2000, due 5/1/2000 (at amortized cost)	3,021,000

	Total Investments (identified cost $132,767,847)(3)	$131,718,280

(1) Certain principal amounts on loan to broker.

(2) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(3) The cost of investments for federal tax purposes amounts to $132,767,847. The net unrealized depreciation of investments on a federal tax basis amounts to $1,049,567 which is comprised of $1,859,331 appreciation and $2,908,898 depreciation at April 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($132,866,321) at April 30, 2000.

(See Notes which are an integral part of the Financial Statements)

PORTFOLIO OF INVESTMENTS

Riggs Bond Fund
April 30, 2000

Principal Amount		Value
Asset-Backed Securities--10.5%
$1,413,772	Americredit Automobile Receivables Trust 1997-C, Class A3, 6.30%, 7/5/2003	$1,407,396
1,175,000	California Infrastructure & Economic Development Bank Special Purpose Trust 1997-1, Class A6, 6.31%, 9/25/2008	1,111,303
1,175,000	California Infrastructure & Economic Development Bank Special Purpose Trust 1997-1, Class A7, 6.42%, 9/25/2008	1,123,229
770,000	EQCC Home Equity Loan Trust 1997-3, Class A8, 6.41%, 12/15/2004	745,860

	Total Asset-Backed Securities (identified cost $4,530,301)	4,387,788

Collateralized Mortgage Obligations--7.8%
	Finance -- 7.8%
1,240,000	Federal Home Loan Mortgage Corp., Series 1602, Class PH, 6.00%, 4/15/2023	1,174,912
317,370	Federal National Mortgage Association, Series 1988-16, Class B, 9.50%, 6/25/2018	331,702
137,081	Federal National Mortgage Association, Series 1989-35, Class G, 9.50%, 7/25/2019	141,622
1,615,000	Prudential Home Mortgage Securities 1993-35, Class A7, 6.75%, 9/25/2008	1,574,819
27,637	Resolution Trust Corp., 1995-2, Class M1, 7.15%, 5/25/2029	26,828

	Total Collateralized Mortgage Obligations (identified cost $3,380,907)	3,249,883

Corporate Bonds--22.9%
	Consumer Durables--3.3%
1,350,000	Ford Motor Co., Bond, 9.00%, 9/15/2001	1,374,516

	Electronic Technology--3.8%
1,620,000	Lucent Technologies, Inc., Note, 7.25%, 7/15/2006	1,596,494

	Finance--15.8%
1,685,000	Bank One Corp., Note, 7.60%, 5/1/2007	1,653,558
1,266,000	Chase Manhattan Corp., Note, 7.25%, 6/1/2007	1,231,691
1,340,000	Countrywide Funding Corp., Note, 6.28%, 1/15/2003	1,287,968
55,000	Ford Motor Credit Co., Note, 6.73%, 6/27/2005	52,747
30,000	General Motors Acceptance Corp., Note, 8.375%, 2/22/2005	30,604
1,775,000	Merrill Lynch & Co., Inc., Note, 6.00%, 2/12/2003	1,706,165
626,000	Morgan Stanley, Dean Witter & Co., Note, 6.125%, 10/1/2003	599,777

	Total	6,562,510

	Total Corporate Bonds (identified cost $10,026,735)	9,533,520

Government Agencies--5.6%
	Federal Farm Credit Bank--1.8%
685,000	9.20%, 8/22/2005	734,834

	Federal Home Loan Mortgage Corp.--3.7%
1,080,000	5.895%, 8/3/2001	1,064,599
500,000	7.58%, 6/12/2006	491,050

	Total	1,555,649

	Student Loan Marketing Association--0.1%
50,000	7.30%, 8/1/2012	49,198

	Total Government Agencies (identified cost $2,413,823)	2,339,681

Mortgage-Backed Securities--14.1%
	Federal Home Loan Mortgage Corp.--0.2%
80,041	6.50%, 7/1/2004	78,465

	Federal National Mortgage Association--1.2%
478,199	7.50%, 6/1/2012	478,051

	Government National Mortgage Association--12.7%
$2,898,314	6.50%, 5/15/2028	2,717,170
210,285	6.50%, 9/15/2028	197,142
2,265,763	7.00%, 8/15/2027	2,190,720
195,910	7.00%, 7/15/2028	188,503

	Total	5,293,535

	Total Mortgage-Backed Securities (identified cost $6,150,949)	5,850,051

U.S. Treasury Obligations--32.3%
	U.S. Treasury Bonds--25.3%
5,650,000	(1) 6.125%, 11/15/2027	5,594,122
1,910,000	(1) 6.125%, 8/15/2029	1,914,813
2,410,000	6.25%, 8/15/2023	2,409,422
519,000	(1) 6.50%, 11/15/2026	538,011
50,000	(1) 6.75%, 8/15/2026	53,425

	Total	10,509,793

	U.S. Treasury Notes--7.0%
1,848,000	5.50%, 5/15/2009	1,741,001
1,222,000	5.875%, 11/15/2005	1,184,277

	Total	2,925,278

	Total U.S. Treasury (identified cost $13,724,821)	13,435,071

(2) Repurchase Agreement--5.7%
2,382,000	Donaldson, Lufkin and Jenrette Securities Corp., 5.70%, dated 4/28/2000, due 5/1/2000 (at amortized cost)	2,382,000

	Total Investments (identified cost $42,609,536)(3)	$41,177,994

(1) Certain principal amounts on loan to broker.

(2) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(3) The cost of investments for federal tax purposes amounts to $42,609,536. The net unrealized depreciation of investments on a federal tax basis amounts to $1,431,542 which is comprised of $27,455 appreciation and $1,458,997 depreciation at April 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($41,597,449) at April 30, 2000.

(See Notes which are an integral part of the Financial Statements)

PORTFOLIO OF INVESTMENTS

Riggs Intermediate Tax Free Bond Fund
April 30, 2000

Principal Amount		Value
Long-Term Municipals--95.6%
	Arizona -- 2.9%
$1,000,000	Maricopa County, AZ, Unified School District No. 97, GO UT, 5.20% (FGIC INS)/(Original Issue Yield: 5.30%), 7/1/2007	$1,003,850
875,000	University Arizona, Revenue Bonds, 6.25% (Original Issue Yield: 6.33%), 6/1/2004	913,211

	Total	1,917,061

	District Of Columbia--2.0%
830,000	District of Columbia, GO UT, Series A, 6.30% (MBIA INS)/(Original Issue Yield: 6.40%), 6/1/2001	843,944
500,000	Washington, DC, Metro Area Train Authority, Refunding Revenue Bonds, 4.60% (FGIC INS)/(Original Issue Yield: 4.70%), 1/1/2002	497,780

	Total	1,341,724

	Florida--2.3%
520,000	Dade County, FL, Water & Sewer System, Revenue Bonds, 5.00% (FGIC INS), 10/1/2000	521,669
1,000,000	Osceola County, FL, Transportation, Revenue Bonds, Osceola Parkway Project, 6.10% (MBIA INS), 4/1/2017	1,026,360

	Total	1,548,029

	Georgia--2.9%
1,000,000	Georgia Municipal Electric Authority, Refunding Revenue Bonds, Series A, 4.90% (Original Issue Yield: 4.95%), 1/1/2003	990,100
950,000	Georgia Municipal Electric Authority, Refunding Revenue Bonds, Series Z, 5.10% (FSA INS)/(Original Issue Yield: 5.15%), 1/1/2005	948,565

	Total	1,938,665

	Hawaii--7.7%
2,000,000	Hawaii State, GO UT, Series CB, Refunding Bonds, 5.75% (Original Issue Yield: 5.90%), 1/1/2007	2,052,700
1,000,000	Hawaii State, GO UT, Series CL, 5.10% (Original Issue Yield: 5.15%), 3/1/2006	992,220
1,000,000	Hawaii State, GO UT, Series CM, 6.00% (FGIC INS), 12/1/2005	1,043,990
1,000,000	Honolulu, HI City & County, GO UT, Series B, Refunding Bonds, 5.00% (Original Issue Yield: 5.05%), 10/1/2002	1,002,560

	Total	5,091,470

	Illinois--18.5%
1,000,000	Chicago, IL, O'Hare International Airport, Series A, 6.375% (MBIA INS)/(Original Issue Yield: 6.735%), 1/1/2012	1,043,420
1,000,000	Chicago, IL, O'Hare International Airport, Revenue Bonds, Series A, 5.375% (AMBAC INS)/(Original Issue Yield: 5.50%), 1/1/2007	1,007,720
1,000,000	Chicago, IL, Public Building Commission, Revenue Bonds, Series C, 5.80% (Park District)/(FGIC INS)/(Original Issue Yield: 5.886%), 1/1/2013	1,037,630
1,550,000	Chicago, IL, GO UT Refunding Bonds, 6.30% (AMBAC INS)/(Original Issue Yield: 6.40%), 1/1/2005	1,622,633
1,000,000	Chicago, IL, GO UT, 5.40% (FGIC INS), 1/1/2005	1,015,380
1,000,000	Chicago, IL, GO UT, 5.80% (FGIC INS)/(Original Issue Yield: 5.82%), 1/1/2013	1,038,900
2,000,000	Illinois State Sales Tax, Series Q, Refunding Revenue Bonds, 5.75% (Original Issue Yield: 6.225%), 6/15/2014	2,014,800
1,500,000	Kane County, IL, Public Building Commission, Refunding Revenue Bonds, 4.20% (Original Issue Yield: 4.20%), 12/1/2000	1,498,680
1,000,000	Lake County, IL, Series A, Water & Sewer Refunding Revenue Bonds, 5.50% (AMBAC INS)/(Original Issue Yield: 5.65%), 12/1/2009	1,007,870
1,000,000	Northern Cook County, IL, Solid Waste Agency, Resource Recovery Improvement Bonds, 6.30% (MBIA INS)/
	(Original Issue Yield: 6.40%), 5/1/2004	1,031,300

	Total	12,318,333

	Kansas--1.4%
1,000,000	Johnson County, KS, Unified School District #233, GO UT, 5.25% (FGIC INS)/(Original Issue Yield: 5.30%), 9/1/2017	948,130

	Louisiana--6.1%
1,000,000	Baton Rouge, LA, Revenue Bonds Series A, 6.00% (FSA INS)/(Original Issue Yield: 6.20%), 8/1/2002	1,031,480
2,000,000	Louisiana PFA, Refunding Revenue Bonds, 5.95% (AXA LOC), 6/15/2019	2,028,280
1,000,000	Mississippi River Bridge Authority, LA, Highway Improvement Revenue Bonds, 6.20% (Original Issue Yield: 6.30%), 11/1/2001	1,019,480

	Total	4,079,240

	Massachusetts -- 4.4%
1,000,000	Commonwealth of Massachusetts, GO UT Refunding Bonds, 5.50% (MBIA INS)/(Original Issue Yield: 5.634%), 2/1/2011	1,007,600
1,000,000	Massachusetts HEFA, Series E, Refunding Revenue Bonds, 5.50% (Original Issue Yield: 6.30%), 10/1/2019	922,060
1,000,000	Massachusetts HEFA, Series D, Refunding Revenue Bonds, 6.00% (MBIA INS)/(Original Issue Yield: 6.15%), 10/1/2019	1,000,240

	Total	2,929,900

	Michigan -- 2.9%
1,000,000	Central Michigan University, Refunding Revenue Bond, 6.00% (MBIA INS)/(Original Issue Yield: 6.40%),
	10/1/2013	1,025,460
865,000	Michigan State Building Authority, Series I, Health, Hospital, Nursing Home Improvement Revenue Bonds, 5.40%
	(Original Issue Yield: 5.50%), 10/1/2005	878,970

	Total	1,904,430

	Minnesota -- 1.5%
1,000,000	Minnesota State, GO UT Public Improvement Bonds, 5.60%, 10/1/2003	1,021,310

	Mississippi -- 2.9%
1,000,000	Mississippi State Department Corrections, Certificate Participation Correctional Facilities Improvements, 4.20%
	(AMBAC INS)/(Original Issue Yield: 4.30%), 1/1/2001	997,890
1,000,000	Mississippi State, Series A, GO UT Public Improvement Bonds, 5.00% (Original Issue Yield: 5.40%), 7/1/2017	910,110

	Total	1,908,000

	Nevada -- 6.1%
1,000,000	Clark County, NV, School District, GO LT, Series B, 5.50% (FGIC INS), 6/15/2015	989,310
1,000,000	Clark County, NV, School District, GO LT, Refunding Bonds Series A, 6.70% (MBIA INS), 3/1/2006	1,027,370
1,000,000	Clark County, NV, Passenger Facility Charge Revenue Bonds, Series A, 5.70% (AMBAC INS), 7/1/2002	1,016,750
1,000,000	Washoe County, NV, Hospital Facilities, Revenue Bonds, 6.00% (AMBAC INS)/(Original Issue Yield: 6.10%), 6/1/2009	1,034,400

	Total	4,067,830

	New Jersey--3.1%
1,000,000	New Jersey State, GO UT, Series D, Refunding Bonds, 5.30% (Original Issue Yield: 5.50%), 2/15/2002	1,009,890
1,000,000	New Jersey State, GO UT, Series D, Refunding Bonds, 5.75% (Original Issue Yield: 5.88%), 2/15/2006	1,035,480

	Total	2,045,370

	Ohio--5.8%
1,000,000	Butler County, OH, Refunding Revenue Bonds, 6.40% (FGIC INS)/(Original Issue Yield: 6.50%), 11/15/2001	1,023,780
1,000,000	Columbus, OH, GO UT, Series 1, 6.00% (Original Issue Yield: 7.00%), 9/15/2011	1,017,860
800,000	Ohio State Public Facilities Commission, Series II-A, University and College Improvement Bonds, 6.30%
	(AMBAC INS)/(Original Issue Yield: 6.70%), 5/1/2006	830,080
1,000,000	Ohio State, GO UT, Series R, Refunding Bonds, 5.45% (Original Issue Yield: 5.48%), 9/1/2003	1,018,080

	Total	3,889,800

	Pennsylvania--1.6%
1,000,000	Eastern York, PA, School District, GO UT, 6.20% (MBIA INS)/(Original Issue Yield: 6.20%), 6/1/2014	1,044,790

	Rhode Island--2.3%
1,535,000	Rhode Island Housing & Mortgage Finance Corp., Series A, Refunding Revenue Bonds, 5.45% (AMBAC INS), 7/1/2004	1,560,681

	Texas--8.3%
1,000,000	Dallas-Fort Worth, TX, Regional Airport, Refunding Revenue Bond, Series A, 7.75% (FGIC INS), 11/1/2003	1,084,880
$1,000,000	Harris County, TX, GO LT Correctional Facility Improvement Bonds, 5.50% (Original Issue Yield: 5.55%), 10/1/2011	7,210 ,00
1,000,000	Harris County, TX, GO UT Refunding Revenue Bonds, 5.875% (MBIA INS)/(Original Issue Yield: 5.95%), 9/1/2006	1,014,780
1,000,000	Matagorda County, TX, Navigation District Number One, Refunding Revenue Bonds, 5.80% (Houston Light & Power Co.)/(MBIA INS)/(Original Issue Yield: 6.097%), 10/15/2015	1,001,450
965,000	Texas Water Development Board, Revenue Bond, 3.95% (AMBAC INS), 8/15/2003	918,796
500,000	Weatherford, TX Utility System, Revenue Bonds, 5.25% (FSA INS)/(Original Issue Yield: 4.75%), 9/1/2012	488,215

	Total	5,515,331

	Utah--2.9%
1,000,000	Intermountain Power Agency, UT, Series B, Refunding Revenue Bonds, 5.25% (Original Issue Yield: 5.79%), 7/1/2017	924,740
1,000,000	Intermountain Power Agency, UT, Series C, Refunding Revenue Bonds, 5.00%, 7/1/2004	993,800

	Total	1,918,540

	Virginia--2.4%
605,000	Chesapeake, VA, IDA, Public Facility Lease Revenue Bonds, 5.40% (MBIA INS)/(Original Issue Yield: 5.50%), 6/1/2005	613,966
1,000,000	Virginia State Public School Authority, Series B, 5.75% (Original Issue Yield: 6.05%), 8/1/2015	1,013,210

	Total	1,627,176

	Washington--7.6%
1,000,000	Snohomish County, WA, School District No. 6, UT GO Refunding Bonds, 5.45% (FGIC INS), 12/1/2005	1,017,520
1,000,000	Washington State Health Care Facility Authority, Revenue Bonds, 6.00% (AMBAC INS)/(Original Issue Yield: 6.05%), 6/1/2001	1,013,670
1,000,000	Washington State Public Power Supply System, Series B, 5.40% (Original Issue Yield: 5.45%), 7/1/2005	1,007,320
1,000,000	Washington State Public Power Supply System, Series C, 5.00% (AMBAC INS), 7/1/2003	996,890
1,000,000	Washington State, Series A & AT-6, 6.375% (Original Issue Yield: 6.50%), 2/1/2014	1,034,850

	Total	5,070,250

	Total Long-Term Municipals (identified cost $64,142,717)	63,686,060

Mutual Fund--3.2%
2,097,651	SEI Tax Exempt Money Market Fund (at amortized cost)	2,097,651

	Total Investments (identified cost $66,240,368)(1)	$65,783,711

(1) The cost of investments for federal tax purposes amounts to $66,240,368. The net unrealized depreciation of investments on a federal tax basis amounts to $456,657 which is comprised of $408,869 appreciation and $865,526 depreciation at April 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($66,582,481) at April 30, 2000.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
HEFA	--Health and Education Facilities Authority
IDA	--Industrial Development Authority
INS	--Insured
LOC	--Letter of Credit
LT	--Limited Tax
MBIA	--Municipal Bond Investors Assurance
PFA	--Public Facility Authority
UT	--Unlimited Tax

(See Notes which are an integral part of the Financial Statements)

PORTFOLIO OF INVESTMENTS

Riggs Long Term Tax Free Bond Fund
April 30, 2000

Principal Amount or Shares		Value
Long-Term Municipals--97.7%
	Alabama -- 1.4%
$1,000,000	Alabama Water PCA, Revenue Refunding Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.20%), 2/15/2013	$946,060

	Alaska -- 0.6%
370,000	Alaska State Housing Finance Corp., Revenue Bonds, Series 1, Veterans Mortgage Program, 6.30% (GNMA INS), 12/1/2009	384,696

	Connecticut -- 1.5%
1,000,000	Connecticut State Transportation Infrastructure Authority, Revenue Bonds, Series A, 5.50% (FGIC INS)/(Original Issue Yield: 5.60%), 6/1/2011	1,012,530
25,000	Madison, CT, GO UT, 4.875% (FGIC INS)/(Original Issue Yield: 5.00%), 12/15/2010	24,491

	Total	1,037,021

	District Of Columbia--2.2%
500,000	District of Columbia, Carnegie Endowment, Revenue Bonds, 5.75% (Original Issue Yield: 5.75%), 11/15/2010	510,465
1,000,000	District of Columbia, Refunding Revenue Bonds, 5.50% (Catholic University of America)/(AMBAC INS), 10/1/2012	999,510

	Total	1,509,975

	Florida--1.4%
1,000,000	Florida State Board of Education Administration, GO UT, Series E, 5.625% (Original Issue Yield: 5.70%), 6/1/2013	1,008,740

	Georgia--3.1%
1,000,000	Atlanta, GA, GO UT, Series A, 6.10% (Original Issue Yield: 6.15%), 12/1/2019	1,059,460
1,000,000	Georgia Municipal Electric Authority, Revenue Bonds, Series Y, 6.40%, 1/1/2009	1,061,690

	Total	2,121,150

	Illinois--7.3%
300,000	Chicago, IL, Metropolitan Water Reclamation District, GO UT Refunding Bonds, 5.20% (Original Issue Yield: 5.25%), 12/1/2013	290,082
2,000,000	Chicago, IL, Metropolitan Water Reclamation District, GO UT, 6.25% (Original Issue Yield: 6.50%), 12/1/2014	2,113,060
1,000,000	Chicago, IL, Metropolitan Water Reclamation District, GO UT, 6.30%, 12/1/2009	1,058,930
1,000,000	Illinois State Toll Highway Authority, Series A, 5.75% (Original Issue Yield: 6.45%), 1/1/2017	1,036,390
500,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Refunding Revenue Bonds, 6.75% (Original Issue Yield: 6.85%), 6/1/2010	552,940

	Total	5,051,402

	Indiana--5.8%
1,000,000	Central High School Building Corp., IN, Refunding Revenue Bonds, 5.50%, 8/1/2010	1,012,570
1,000,000	Evansville, IN, Redevelopment Authority, Recreational Facility Revenue Bonds, 5.45% (MBIA INS)/(Original Issue Yield: 5.50%), 1/1/2008	1,009,380
2,000,000	Indianapolis, IN, Local Public Improvement Bond Bank, Series A, Revenue Bonds, 6.00% (Original Issue Yield: 6.078%), 1/10/2018	2,022,180

	Total	4,044,130

	Kentucky--1.4%
1,000,000	Kentucky, State, Turnpike Authority, Refunding Revenue Bonds, 5.50% (AMBAC INS)/(Original Issue Yield: 5.75%), 7/1/2011	1,006,840

	Louisiana--1.3%
1,000,000	Orleans Parish, LA Parishwide School District, GO UT, Series A, School Improvement Bonds, 5.125% (FGIC INS)/(Original Issue Yield: 5.30%), 9/1/2016	930,860

	Maine--2.3%
1,825,000	Maine Health & Higher Educational Facilities Authority, Series B, 4.875% (FSA INS)/(Original Issue Yield: 5.18%), 7/1/2017	1,574,081

	Maryland -- 3.2%
750,000	Gaithersburg, MD, Refunding Revenue Bonds, 5.50% (Asbury Methodist Homes, Inc.)/(Original Issue Yield: 5.972%), 1/1/2015	668,918
370,000	Maryland State Community Development Administration, Series A, 5.875% (Original Issue Yield: 5.874%), 7/1/2016	370,089
1,120,000	Prince Georges County, MD, Certificate Participation Public Improvement Bonds, 6.00% (Real Estate Acquisition PG II)/(MBIA INS)/(Original Issue Yield: 6.185%), 9/15/2014	1,157,923

	Total	2,196,930

	Massachusetts -- 3.5%
1,400,000	Massachusetts HEFA, Refunding Revenue Bonds, Series D, 6.00% (MBIA INS)/(Original Issue Yield: 6.15%), 10/1/2019	1,400,336
1,000,000	Massachusetts State HFA, Revenue Refunding Bonds, Series A, 6.30%, 10/1/2013	1,021,960

	Total	2,422,296

	Michigan -- 4.0%
655,000	Detroit, MI, City School District, GO UT Refunding Bonds, 5.40% (Q-SBLF LOC)/(Original Issue Yield: 5.47%), 5/1/2013	637,178
1,000,000	Lincoln Park, MI, School District, GO UT, 7.00% (FGIC INS)/(Original Issue Yield: 5.95%), 5/1/2020	1,107,110
1,000,000	Wyandotte, MI, Electric Authority, Refunding Revenue Bonds, 6.25% (MBIA INS)/(Original Issue Yield: 6.628%), 10/1/2017	1,022,950

	Total	2,767,238

	Minnesota -- 1.4%
1,000,000	Minneapolis, MN, Special School District No. 001, Series B, Certificate Participation School Improvement Bonds, 5.125%, 2/1/2014	953,470

	Mississippi -- 4.3%
460,000	Mississippi Home Corp., Series G, Refunding Revenue Bonds, 6.10% (GNMA Home College Program INS), 6/1/2016	465,088
2,500,000	Mississippi State, GO UT, Series B, Public, Recreational and Correctional Facilities Improvements, 5.625% (Original Issue Yield: 5.75%), 8/1/2013	2,514,425

	Total	2,979,513

	Missouri -- 1.5%
1,000,000	Missouri State Environmental Improvement & Energy Authority, Series C, Sewer Improvement Revenue Bonds, 6.00%, 1/1/2016	1,023,330

	Nebraska -- 1.9%
1,265,000	Omaha, NE Public Power District, Series A, Refunding Bonds, 5.50% (Original Issue Yield: 5.565%), 2/1/2007	1,290,970

	Nevada -- 3.6%
1,000,000	Las Vegas, NV, GO UT, Series A, Sewer Improvement Bonds, 5.00% (FGIC INS)/(Original Issue Yield: 5.13%), 11/1/2012	951,300
1,500,000	Nevada State, Refunding Bonds, 6.60% (Colorado River Community)/(Original Issue Yield: 6.70%), 10/1/2016	1,558,530

	Total	2,509,830

	New York--1.4%
1,000,000	New York State Urban Development Corp., Refunding Revenue Bonds, 5.50% (FSA INS)/(Original Issue Yield: 6.03%), 1/1/2015	985,570

	North Carolina--1.5%
1,000,000	North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, 6.00% (AMBAC INS), 1/1/2018	1,039,280

	North Dakota--1.5%
1,055,000	North Dakota State Building Authority, Series B, Refunding Revenue Bonds, 5.00% (AMBAC INS), 12/1/2010	1,024,141

	Pennsylvania--4.2%
800,000	Delaware County, PA, Authority, Refunding Revenue Bonds, 6.35% (Widener University)/(AMBAC INS)/(Original Issue Yield: 6.449%), 6/15/2008	822,224
330,000	Philadelphia, PA, Water & Wastewater System, Sewer Improvement Refunding Revenue Bonds, 5.50% (FSA INS)/(Original Issue Yield: 5.78%), 6/15/2014	341,088
670,000	Philadelphia, PA, Water & Wastewater System, Sewer Improvement Refunding Revenue Bonds, 5.50% (FSA INS)/(Original Issue Yield: 5.78%), 6/15/2014	665,725
1,195,000	Schuylkill Valley School District, PA, GO UT, 4.55% (FGIC LOC), 4/15/2010	1,095,946

	Total	2,924,983

	Puerto Rico--1.5%
1,000,000	Puerto Rico Highway and Transportation Authority, Series V, Refunding Revenue Bonds, 5.75% (FSA LOC)/(Original Issue Yield: 6.67%), 7/1/2018	1,002,840

	South Carolina--4.6%
2,000,000	Fairfield County, SC, PCR Bond, 6.50% (South Carolina Electric and Gas)/(MBIA INS), 9/1/2014	2,111,260
1,000,000	South Carolina Educational Facilities Authority, Revenue Bonds, 6.00% (Asset Guaranty LOC)/(Original Issue Yield: 6.05%), 7/1/2009	1,039,570

	Total	3,150,830

	Tennessee--9.9%
1,000,000	Chattanooga, TN, GO UT, 5.375% (FGIC INS), 9/1/2012	1,001,920
1,440,000	Metropolitan Government Nashville & Davidson County, TN, Water & Sewer, Refunding Revenue Bonds, 5.10% (FGIC INS)/(Original Issue Yield: 5.625%), 1/1/2016	1,347,998
1,300,000	Morristown, TN, Housing Development Corp., Refunding Bonds, 6.00% (FHA INS), 12/1/2022	1,271,621
1,985,000	Shelby County, TN, Health Education & Housing Facilities Board, (Refunding Revenue Bonds), 6.20% (HUD Section 8 LOC), 1/1/2010	1,986,231
1,215,000	Shelby County, TN, Series A, 5.125% (Original Issue Yield: 5.375%), 3/1/2017	1,234,306

	Total	6,842,076

	Texas--7.0%
1,000,000	Bell County, TX, HFDC, Refunding Revenue Bonds, 5.375% (FSA INS), 12/1/2013	969,030
1,000,000	Carroll, TX, Independent School District, GO UT Refunding Bonds, Series A, 5.00% (Original Issue Yield: 5.02%), 2/15/2016	915,460
1,000,000	El Paso, TX, GO LT, Series 1998, 5.125% (FGIC INS)/(Original Issue Yield: 5.25%), 8/15/2015	941,350
1,000,000	Mesquite, TX, Independent School District No. 1, GO UT, Series A, 5.75% (Original Issue Yield: 5.85%), 8/15/2007	1,020,680
1,000,000	Texas Water Development Board, Revenue Bonds, 5.25% (Original Issue Yield: 5.50%), 7/15/2015	961,910

	Total	4,808,430

	Utah--2.8%
1,000,000	Intermountain Power Agency, UT, Series B, Refunding Revenue Bonds, 5.25% (Original Issue Yield: 5.79%), 7/1/2017	924,740
1,000,000	Salt Lake City, UT, GO UT Public and Parking Facilities Improvement Refunding Bonds, 5.75% (Original Issue Yield: 5.77%), 6/15/2016	1,014,880

	Total	1,939,620

	Virginia--1.3%
230,000	Henry County, VA, GO UT, 6.00% (Original Issue Yield: 6.25%), 7/15/2014	235,780
625,000	Virginia State Housing Development Authority, Series C, 6.20%, 5/1/2011	641,344

	Total	877,124

	Washington--6.7%
1,000,000	Clark County, WA, GO UT Refunding Bonds, 5.25%, 6/1/2015	953,340
1,000,000	Seattle, WA, Municipal Lighting & Power, Series A, 5.75% (Original Issue Yield: 6.13%), 8/1/2015	1,004,580
1,000,000	Seattle, WA, Series F, GO UT, 5.25% (Original Issue Yield: 5.02%), 12/15/2018	932,930
1,725,000	Washington State Public Power Supply System, Series A, 6.25% (MBIA INS)/(Original Issue Yield: 6.411%), 7/1/2017	1,754,843

	Total	4,645,693

	Wisconsin--2.9%
1,000,000	Green Bay, WI, IDA, GO UT Refunding Bonds, Series B, 5.90% (Original Issue Yield: 6.20%), 4/1/2010	1,021,440
1,000,000	Menomonee Falls, WI, Sewage System, Series A, Revenue Bonds, 5.65% (AMBAC INS)/(Original Issue Yield: 5.70%), 5/1/2016	995,310

	Total	2,016,750

	Wyoming--0.7%
500,000	Laramie County, WY, School District #2, GO UT, 5.90% (MBIA INS)/(Original Issue Yield: 5.90%), 6/1/2012	516,475

	Total Long-Term Municipals (identified cost $68,143,855)	67,532,344

Mutual Fund--1.1%
762,274	SEI Tax Exempt Money Market Fund (at amortized cost)	762,274

	Total Investments (identified cost $68,906,129)(1)	$68,294,618

(1) The cost of investments for federal tax purposes amounts to $68,906,129. The net unrealized depreciation of investments on a federal tax basis amounts to $611,511 which is comprised of $869,870 appreciation and $1,481,381 depreciation at April 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($69,119,242) at April 30, 2000.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
HUD	--Housing and Urban Development
IDA	--Industrial Development Authority
INS	--Insured
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
PCA	--Pollution Control Authority
Q-SBLF	--Qualified State Bond Loan Fund
UT	--Unlimited Tax

(See Notes which are an integral part of the Financial Statements)

PORTFOLIO OF INVESTMENTS

Riggs Prime Money Market Fund
April 30, 2000

Principal Amount		Value
Certificate Of Deposit--1.4%
$5,000,000	Canadian Imperial Bank of Commerce, NY, 6.200%, 8/1/2000	$4,995,548

Commercial Paper--24.7%
	Finance -- 18.1%
6,000,000	Apreco, Inc., 6.010%, 6/5/2000	5,964,942
8,000,000	Associates Corp. of North America, 5.880%, 5/15/2000	7,981,707
18,000,000	Charta Corp., 5.000% - 6.080%, 5/18/2000 - 6/6/2000	17,931,731
10,000,000	Citibank Capital Markets Assets LLC, 6.040% - 6.070%, 5/18/2000 - 6/5/2000	9,956,232
8,000,000	Fleet Funding Corp., 6.050%, 5/23/2000	7,970,422
5,000,000	Household Finance Corp., 6.060%, 6/9/2000	4,967,175
8,000,000	New Center Asset Trust, 6.060%, 5/19/2000	7,975,760

	Total	62,747,969

	Finance Automotive--2.3%
8,000,000	General Motors Acceptance Corp., 6.060%, 5/12/2000	7,985,187

	Health Technology--2.0%
7,000,000	Altaire Pharmaceuticals, Inc., 5.940%, 5/5/2000	6,995,380

	Oil--2.3%
8,000,000	Equilon Enterprises LLP, 6.020%, 6/1/2000	7,958,529

	Total Commercial Paper	85,687,065

Corporate Bond--0.3%
	Finance--0.3%
1,000,000	American General Corp., 9.625%, 7/15/2000	1,006,437

Corporate Notes--36.5%
	Consumer Non-Durables--1.4%
4,000,000	PepsiCo, Inc., 5.875%, 6/1/2000	3,998,402
1,000,000	PepsiCo, Inc., 6.800%, 5/15/2000	1,000,257

	Total	4,998,659

	Finance--25.4%
7,975,000	American General Finance Corp., 6.125%, 9/15/2000	7,969,924
3,000,000	Associates Corp. of North America, 6.310%, 6/16/2000	3,000,276
1,000,000	Associates Corp. of North America, 6.450%, 6/15/2000	1,000,135
1,163,000	Avco Financial Services, Inc., 6.350%, 9/15/2000	1,163,464
1,750,000	Bank One Corp., 6.250%, 9/1/2000	1,749,992
5,965,000	Bear Stearns Cos., Inc., 6.500%, 7/5/2000	5,967,198
2,000,000	Bear Stearns Cos., Inc., 6.560%, 6/20/2000	2,000,911
1,510,000	Bear Stearns Cos., Inc., 6.750%, 8/15/2000	1,511,720
8,000,000	Beneficial Corp., 6.145%, 5/4/2000	8,000,106
1,500,000	Beneficial Corp., 6.450%, 6/19/2000	1,500,536
6,500,000	CIT Group, Inc., 6.700%, 6/2/2000	6,503,830
5,000,000	Citicorp, 6.270%, 5/16/2000	5,000,460
3,500,000	Citigroup, Inc., 6.125%, 6/15/2000	3,499,093
7,100,000	Commercial Credit Co., 5.750%, 7/15/2000	7,089,116
3,620,000	Household Finance Corp., 6.000%, 5/8/2000	3,619,868
2,000,000	Household Finance Corp., 6.750%, 6/1/2000	2,000,535
5,000,000	Household Finance Corp., 6.960%, 6/7/2000	5,003,245
5,000,000	International Lease Finance Corp., 6.625%, 8/15/2000	5,004,894
1,500,000	International Lease Finance Corp., 7.000%, 5/15/2000	1,500,591
3,000,000	Meridian Bancorp, Inc., 6.625%, 6/15/2000	3,001,609
1,000,000	Nationsbank Dallas Texas, 6.750%, 8/15/2000	1,001,126
10,000,000	Travelers Group, Inc., 6.700%, 7/5/2000	10,009,803
1,000,000	Wells Fargo & Co., 6.750%, 5/12/2000	1,000,183

	Total	88,098,615

	Finance Automotive--4.9%
2,000,000	Ford Motor Credit Corp., 6.250%, 11/8/2000	1,997,955
1,500,000	Ford Motor Credit Co., 6.375%, 10/6/2000	1,498,836
7,000,000	Ford Motor Credit Corp., 6.850%, 8/15/2000	7,010,208
1,000,000	General Motors Acceptance Corp., 6.100%, 12/6/2000	997,214
2,000,000	General Motors Acceptance Corp., 6.650%, 5/24/2000	2,000,654
3,500,000	General Motors Acceptance Corp., 7.500%, 7/24/2000	3,509,847

	Total	17,014,714

	Utilities--4.8%
8,000,000	AT&T Capital Corp., 6.750%, 12/1/2000	8,012,866
8,600,000	AT&T Capital Corp., 7.500%, 11/15/2000	8,644,587

	Total	16,657,453

	Total Corporate Notes	126,769,441

Government Agencies--26.2%
	Federal Farm Credit Bank--2.3%
5,000,000	6.104%, 7/3/2000	5,000,000
3,000,000	(1) 6.285%, 5/1/2000	3,000,000

	Total	8,000,000

	Federal Home Loan Bank System--6.2%
8,550,000	6.040%, 10/25/2000	8,537,784
5,000,000	5.415%, 6/14/2000	4,996,468
8,000,000	5.500%, 7/14/2000	7,991,131

	Total	21,525,383

	Federal Home Loan Mortgage Corp. --1.4%
5,000,000	(2) 6.030%, 7/6/2000	4,944,725

	Federal National Mortgage Association--5.9%
5,000,000	(2) 5.000%, 5/4/2000	4,997,600
5,000,000	(2) 5.000%, 9/21/2000	4,880,039
2,000,000	5.120%, 5/26/2000	1,998,764
5,000,000	5.230%, 1/8/2001	4,961,549
3,500,000	5.490%, 8/18/2000	3,493,419

	Total	20,331,371

	(1) Student Loan Marketing Association--10.4%
6,150,000	6.042%, 5/2/2000	6,123,426
5,525,000	5.932%, 5/2/2000	5,525,000
5,000,000	(3) 6.152%, 5/2/2000	5,000,000
7,000,000	6.252%, 5/2/2000	7,000,156
2,500,000	6.262%, 5/2/2000	2,504,583
10,000,000	6.282%, 5/2/2000	10,000,000

	Total	36,153,165

	Total Government Agencies	90,954,644

(1) Notes - Variable--5.8%
	Finance--4.3%
10,000,000	Morgan Stanley, Dean Witter & Co., 6.230%, 6/12/2000	10,000,000
5,000,000	Morgan Stanley, Dean Witter & Co., 6.580%, 6/27/2000	5,003,170

	Total	15,003,170

	Finance - Insurance--1.5%
5,000,000	Allstate Life Insurance Co., 6.117%, 5/1/2000	5,000,000

	Total Notes - Variable	20,003,170

(4) Repurchase Agreements--5.1%
5,886,000	Donaldson, Lufkin and Jenrette Securities Corp., 5.700%, dated 4/28/2000, due 5/1/2000	5,886,000
5,884,000	Paine Webber, Inc., 5.690%, dated 4/28/2000, due 5/1/2000	5,884,000
5,886,000	Prudential Securities, Inc., 5.600%, dated 4/28/2000, due 5/1/2000	5,886,000

	Total Repurchase Agreements	17,656,000

	Total Investments (at amortized cost)(5)	$347,072,305

(1) Current rate and next reset date shown.

(2) Each issue shows the rate of discount at time of purchase.

(3) Certain principal amounts on loan to broker.

(4) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(5) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($346,918,304) at April 30, 2000.

(See Notes which are an integral part of the Financial Statements)

PORTFOLIO OF INVESTMENTS

Riggs U.S. Treasury Money Market Fund
April 30, 2000

Principal Amount		Value
U.S. Treasury Obligations--52.8%
	U.S. Treasury Bill--9.5%
$15,000,000	(1) (2) 5.84%, 9/14/2000	$14,667,367

	U.S. Treasury Notes--43.3%
10,000,000	(2) 5.125%, 8/31/2000	9,974,477
8,000,000	(2) 5.375%, 6/30/2000	7,993,412
10,000,000	(2) 5.500%, 5/31/2000	10,000,218
14,000,000	(2) 5.750%, 10/31/2000	13,977,346
15,000,000	(2) 5.750%, 11/15/2000	14,953,125
10,000,000	6.250%, 8/31/2000	10,004,575

	Total	66,903,153

	Total U.S. Treasury Obligations	81,570,520

(3) Repurchase Agreements--46.7%
17,305,000	Donaldson, Lufkin and Jenrette Securities Corp., 5.700%, dated 4/28/2000, due 5/1/2000	17,305,000
27,409,000	Paine Webber Inc., 5.690%, dated 4/28/2000, due 5/1/2000	27,409,000
27,410,000	Prudential Securities, Inc., 5.600%, dated 4/28/2000, due 5/1/2000	27,410,000

	Total Repurchase Agreements	72,124,000

	Total Investments (at amortized cost)(4)	$153,694,520

(1) Issue shows the rate of discount at time of purchase.

(2) Certain principal amounts on loan to broker.

(3) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(4) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($154,458,425) at April 30, 2000.

(See Notes which are an integral part of the Financial Statements)

STATEMENTS OF ASSETS AND LIABILITIES

Riggs Funds
April 30, 2000

	Stock Fund	Small Company Stock Fund	Large Cap Growth Fund	U.S. Government Securities Fund
Assets:
Investments in securities, at value	$156,928,038	$85,023,889	$85,123,992	$128,697,280
Investments in repurchase agreements, at amortized cost	2,182,000	4,961,000	18,033,000	3,021,000

Total investments	159,110,038	89,984,889	103,156,992	131,718,280
Cash	417,106	--	216,571	--
Collateral for securities loaned, at fair value	1,305,300	6,641,370	--	10,187,542
Income receivable	121,266	17,888	24,771	1,963,128
Receivable for shares sold	3,268	3,529	124,000	88,325
Receivable for investments sold	2,313,540	4,039,943	--	--

Total assets	163,270,518	100,687,619	103,522,334	143,957,275

Liabilities:
Income distribution payable	--	--	--	573,726
Payable for investments purchased	2,513,264	2,883,299	399,856	--
Payable upon return of securities loaned	1,305,300	6,641,370	--	10,187,542
Payable to Bank	--	668,185	--	105,567
Payable for shares redeemed	35,179	6,632	67,000	146,213
Accrued expenses	79,348	66,036	76,694	77,906

Total liabilities	3,933,091	10,265,522	543,550	11,090,954

Net Assets	$159,337,427	$90,422,097	$102,978,784	$132,866,321

Net Assets Consists of:
Paid-in capital	$96,063,846	$78,613,749	$72,307,124	$138,172,459
Net unrealized appreciation (depreciation) of investments	41,032,835(1)	2,986,224(1)	32,093,883(1)	(1,049,567)(1)
Accumulated net realized gain (loss) on investments	22,240,746	8,822,124	(1,422,223)	(4,264,007)
Undistributed net investment income	--	--	--	7,436

Total Net Assets	$159,337,427	$90,422,097	$102,978,784	132,866,321

Class R Shares	$51,968,444	$33,162,696	$102,960,712	$ 29,898,089
Class Y Shares	$107,044,708	$57,182,251	--	$102,968,232
Class B Shares	$324,275	$77,150	$18,072	--
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net Asset Value and Offering Price Per Share
Class R Shares	$13.22	$13.16	$11.72	$9.47

Class Y Shares	$13.23	$13.18	--	$9.47

Class B Shares	$13.12	$13.03	$11.70	--

Redemption Proceeds Per Share(2)
Class R Shares	$12.96(3)	$12.90(3)	$11.49(3)	$9.28(3)

Class Y Shares	$13.23	$13.18	--	$9.47

Class B Shares	$12.46(4)	$12.38(4)	$11.12(4)	--

Shares Outstanding:
Class R Shares	3,930,951	2,519,989	8,784,965	3,157,287

Class Y Shares	8,093,686	4,339,718	--	10,873,079

Class B Shares	24,721	5,919	1,544	--

Investments, at identified cost	$118,077,203	$86,998,665	$71,063,109	$132,767,847

Investments, at tax cost	$119,118,565	$87,458,881	$71,063,109	$132,767,847

(1) Includes $40,799,437, $2,873,633, $17,056,663 and $(2,047,601), respectively, of unrealized appreciation (depreciation) for the Stock Fund, Small Company Stock Fund, Large Cap Growth Fund and U.S. Government Securities Fund, related to the tax-free transfer of assets from a Common Trust Fund.

(2) See "What Do Shares Cost?" in the Prospectus.

(3) Computation of redemption proceeds per share: 98/100 of net asset value.

(4) Computation of redemption proceeds per share: 95/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)

STATEMENTS OF ASSETS AND LIABILITIES

Riggs Funds
April 30, 2000

	Bond Fund	Intermediate Tax Free Bond Fund	Long Term Tax Free Bond Fund	Prime Money Market Fund	U.S. Treasury Money Market Fund
Assets:
Investments in securities, at value	$38,795,994	$ 65,783,711	$68,294,618	$329,416,305	$81,570,520
Investments in repurchase agreements, at amortized cost	2,382,000	--	--	17,656,000	72,124,000

Total investments	41,177,994	65,783,711	68,294,618	347,072,305	153,694,520
Collateral for securities loaned, at fair value	9,593,162	--	--	1,020,000	63,755,956
Income receivable	643,036	1,064,316	1,171,925	4,215,893	1,402,479
Receivable for shares sold	--	--	--	84,852	219,651

Total assets	51,414,192	66,848,027	69,466,543	352,393,050	219,072,606

Liabilities:
Income distribution payable	194,556	231,187	261,380	1,184,119	605,636
Payable for investments purchased	--	--	--	3,000,000	--
Payable upon return of securities loaned	9,593,162	--	--	1,020,000	63,755,956
Payable to Bank	1,685	1,112	52,770	116,157	2,554
Payable for shares redeemed	6,300	--	--	121,391	221,076
Accrued expenses	21,040	33,247	33,151	33,079	28,959

Total liabilities	9,816,743	265,546	347,301	5,474,746	64,614,181

Net Assets	$41,597,449	$66,582,481	$69,119,242	$346,918,304	$154,458,425

Net Assets Consists of:
Paid in capital	$43,590,056	$ 67,273,128	$69,595,562	$347,206,339	$154,458,425
Net unrealized depreciation of investments	(1,431,542)(1)	(456,657)(1)	(611,511)(1)	--	--
Accumulated net realized gain (loss) on investments	(561,065)	(233,855)	135,191	(868,080)	(18,718)
Undistributed (distributions in excess of) net investment income	--	(135)	--	580,045	18,718

Total Net Assets	$41,597,449	$ 66,582,481	$69,119,242	$346,918,304	$154,458,425

Class R Shares	$41,597,449	$66,582,481	$69,119,242	$ 23,842,398	$4,373,156
Class Y Shares	--	--	--	$323,075,906	$150,085,269
Class B Shares	--	--	--	--	--
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net Asset Value and Offering Price Per Share
Class R Shares	$10.01	$9.98	$10.01	$1.00	$1.00

Class Y Shares	--	--	--	$1.00	$1.00

Class B Shares	--	--	--	--	--

Redemption Proceeds Per Share(2)
Class R Shares	$9.81(3)	$9.78(3)	$9.81(3)	$1.00	$1.00

Class Y Shares	--	--	--	$1.00	$1.00

Class B Shares	--	--	--	--	--

Shares Outstanding:
Class R Shares	4,156,753	6,669,237	6,902,274	23,842,048	4,373,155

Class Y Shares	--	--	--	323,360,755	150,085,270

Class B Shares	--	--	--	--	--

Investments, at identified cost	$42,609,536	$ 66,240,368	$68,906,129	$347,072,305	$153,694,520

Investments, at tax cost	$42,609,536	$ 66,240,368	$68,906,129	$347,072,305	$153,694,520

(1) Includes $(1,999,391), $(562,067) and $(519,473), respectively, of unrealized depreciation for the Bond Fund, Intermediate Tax Free Bond Fund and Long Term Tax Free Bond Fund, related to the tax-free transfer of assets from a Common Trust Fund.

(2) See "What Do Shares Cost?" in the Prospectus.

(3) Computation of redemption proceeds per share: 98/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS

Riggs Funds
Year Ended April 30, 2000

	Stock Fund	Small Company Stock Fund	Large Cap Growth Fund(1)	U.S. Government Securities Fund
Investment Income:
Dividends	$ 1,498,088(2)	$ 505,984	$ 34,934(3)	$ --
Interest	181,559	214,693	372,203	4,648,262

Total investment income	1,679,647	720,677	407,137	4,648,262

Expenses:
Investment adviser fee	875,835	461,712	263,366	551,545
Administrative personnel and services fee	185,132	91,667	56,185	117,012
Custodian fees	23,356	11,543	7,023	14,708
Transfer and dividend disbursing agent fees and expenses	70,159	47,193	25,002	39,290
Trustees' fees	2,414	2,778	1,089	3,509
Auditing fees	14,108	16,153	--	15,114
Legal fees	4,364	5,393	1,089	5,179
Portfolio accounting fees	1,883	3,578	632	1,323
Distribution services fee--Class R Shares	195,397	90,344	87,782	87,855
Distribution services fee--Class B Shares	2,231	787	21	--
Shareholder services fees---Class R Shares	195,397	90,344	87,782	87,855
Shareholder services fees--Class Y Shares	95,804(1)	53,678(1)	--	95,991(1)
Shareholder services fees--Class B Shares	744	263	7	--
Share registration costs	36,435	53,549	45,514	58,394
Printing and postage	8,608	13,149	7,433	8,044
Insurance premiums	1,256	2,484	667	2,335
Miscellaneous	5,478	3,528	4,045	1,873

Total expenses	1,718,601	948,143	587,637	1,090,027

Waivers:
Waiver of investment adviser fee	--	--	--	(294,157)
Waiver of Distribution services fee--Class R Shares	--	--	(87,782)	--
Waiver of Shareholder services fee--Class R Shares	(109,530)	(48,487)	(38,578)	(52,713)
Waiver of Shareholder services fee--Class Y Shares	(44,261)(1)	(23,721)(1)	--	(57,595)(1)
Waiver of Shareholder services fee--Class B Shares	(392)	(144)	(1)	--

Total waivers	(154,183)	(72,352)	(126,361)	(404,465)

Net expenses	1,564,418	875,791	461,276	685,562

Net investment income/ (Net operating loss)	115,229	(155,114)	(54,139)	3,962,700

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	26,947,952	13,709,098	(1,422,223)	(2,211,523)
Net change in unrealized appreciation (depreciation) of investments	(24,214,071)	117,706	15,037,220	1,288,207

Net realized and unrealized gain (loss) on investments	2,733,881	13,826,804	13,614,997	(923,316)

Change in net assets resulting from operations	$ 2,849,110	$13,671,690	$13,560,858	$3,039,384

(1) Reflects operations for the period from December 20, 1999 (date of initial public investment) to April 30, 2000.

(2) Net of taxes withheld $1,020.

(3) Net of taxes withheld $161.

(See Notes which are an integral part of the Financial Statements)

	Bond Fund(1)	Intermediate Tax Free Bond Fund(1)	Long-Term Tax Free Bond Fund(1)	Prime Money Market Fund	U.S. Treasury Money Market Fund
Investment Income:
Interest	$1,015,143	$1,329,609	$1,477,457	$20,654,648	$7,618,395

Expenses:
Investment adviser fee	113,141	193,249	198,746	1,866,018	723,348
Administrative personnel and services fee	24,137	41,226	42,399	590,859	229,069
Custodian fees	3,017	5,153	5,300	74,641	28,934
Transfer and dividend disbursing agent fees and expenses	8,071	8,555	9,887	49,177	31,498
Trustees' fees	814	850	822	4,382	3,867
Auditing fees	--	--	--	13,971	13,947
Legal fees	814	850	822	7,483	7,385
Portfolio accounting fees	649	696	662	2,785	3,652
Distribution services fee--Class R Shares	37,714	64,416	66,249	90,373	20,304
Shareholder services fees---Class R Shares	37,714	64,416	66,249	45,187	10,152
Shareholder services fees---Class Y Shares	--	--	--	887,822	351,522
Share registration costs	22,598	31,487	30,021	42,925	26,486
Printing and postage	2,097	2,216	2,147	7,511	8,841
Insurance premiums	769	825	795	2,385	3,480
Miscellaneous	844	902	848	7,108	4,663

Total expenses	252,379	414,841	424,947	3,692,627	1,467,148

Waivers:
Waiver of investment adviser fee	(40,731)	(54,110)	(52,999)	--	--
Waiver of Distribution service fee--Class R Shares	(37,714)	(64,416)	(66,249)	(45,187)	(10,152)
Waiver of Shareholder service fee--Class R Shares	(22,628)	(38,650)	(39,749)	(27,112)	(6,091)
Waiver of Shareholder services fee--Class Y Shares	--	--	--	(887,822)	(351,522)

Total waivers	(101,073)	(157,176)	(158,997)	(960,121)	(367,765)

Net expenses	151,306	257,665	265,950	2,732,506	1,099,383

Net investment income	863,837	1,071,944	1,211,507	17,922,142	6,519,012

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(561,065)	(233,855)	135,191	(691)	(13,134)

Net change in unrealized appreciation (depreciation) of investments	567,849	105,410	(92,038)	--	--

Net realized and unrealized gain (loss) on investments	6,784	(128,445)	43,153	(691)	(13,134)

Change in net assets resulting from operations	$ 870,621	$ 943,499	$1,254,660	$17,921,451	$6,505,878

(1) Reflects operations for the period from December 20, 1999 (date of initial public investment) to April 30, 2000.

(See Notes which are an integral part of the Financial Statements)

STATEMENTS OF CHANGES IN NET ASSETS

Riggs Funds

	Stock Fund		Small Company Stock Fund
	Year Ended April 30,		Year Ended April 30,
	2000	1999	2000	1999
Increase (Decrease) in Net Assets:
Operations--
Net investment income (net operating loss)	$ 115,229	$262,526	$ (155,114)	$(60,901)
Net realized gain (loss) on investments	26,947,952	8,227,259	13,709,098	(4,753,762)
Net change in unrealized appreciation (depreciation) of investments	(24,214,071)	(3,149,465)	117,706	(11,661,505)

Change in net assets resulting from operations	2,849,110	5,340,320	13,671,690	(16,476,168)

Distributions to Shareholders--
Distributions from net investment income
Class R Shares	(31,798)	(292,776)	--	--
Class Y Shares	(120,164)(1)	--	--	--
Class B Shares	--	(57)(2)	--	--
Distributions from net realized gain on investments
Class R Shares	(12,714,753)	(10,140,817)	--	(5,407,163)
Class B Shares	(50,129)	(11,768)(2)	--	(18,999)(3)

Change in net assets resulting from distributions to shareholders	(12,916,844)	(10,445,418)	--	(5,426,162)

Share Transactions--
Proceeds from sales of shares	12,501,470	23,801,961	8,396,250	23,672,150
Proceeds from shares issued in connection with the tax-free transfer of assets
from a Common Trust Fund	113,770,434(4)	--	62,994,927(4)	--
Net asset value of shares issued to shareholders in payment of distributions declared	10,933,060	10,170,057	--	5,415,147
Cost of shares redeemed	(69,456,410)	(44,325,647)	(33,469,489)	(26,579,582)

Change in net assets resulting from share transactions	67,748,554	(10,353,629)	37,921,688	2,507,715

Change in net assets	57,680,820	(15,458,727)	51,593,378	(19,394,615)

Net Assets:
Beginning of period	101,656,607	117,115,334	38,828,719	58,223,334

End of period	$159,337,427	$101,656,607	$90,422,097	$38,828,719

Undistributed net investment income (net operating loss) included in net assets at end of period	--	$36,733	--	--

Net gain (loss) as computed for federal tax purposes	$ 27,669,187	$8,539,951	$13,377,138	$(3,967,647)

(1) Reflects operations for the period from December 20, 1999 (date of initial public investment) to April 30, 2000.

(2) Reflects operations for the period from July 19, 1998 (date of initial public investment) to April 30, 1999.

(3) Reflects operations for the period from July 17, 1998 (date of initial public investment) to April 30, 1999.

(4) Includes $40,799,437 and $2,873,633, respectively, of unrealized appreciation for the Stock Fund and Small Company Stock Fund, related to the tax-free transfer of assets from a Common Trust Fund.

(See Notes which are an integral part of the Financial Statements)

STATEMENTS OF CHANGES IN NET ASSETS

Riggs Funds

	Large Cap Growth Fund	U.S. Government Securities Fund		Bond Fund	Intermediate Tax Free Bond Fund
	Period Ended April 30, 2000(1)	Year Ended April 30,		Period Ended April 30, 2000(1)	Period Ended April 30, 2000(1)
		2000	1999
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$(54,139)	$3,962,700	$1,893,617	$863,837	$ 1,071,944
Net realized gain (loss) on investments	(1,422,223)	(2,211,523)	695,321	(561,065)	(233,855)
Net change in unrealized appreciation (depreciation) of investments	15,037,220	1,288,207	(498,899)	567,849	105,410

Change in net assets resulting from operations	13,560,858	3,039,384	2,090,039	870,621	943,499

Distributions to Shareholders--
Distributions from net investment income
Class R Shares	--	(1,866,545)	(1,847,619)	(863,837)	(1,072,079)
Class Y Shares	--	(2,144,100)(1)	--	--	--
Distributions from paid-in capital
Class R Shares	(77,537)	--	--	--	--

Change in net assets resulting from distributions to shareholders	(77,537)	(4,010,645)	(1,847,619)	(863,837)	(1,072,079)

Share Transactions--
Proceeds from sales of shares	20,703,030	10,806,822	10,292,077	2,365,364	4,992,482
Proceeds from shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	75,846,956(2)	117,575,784(2)	--	43,560,995(2)	76,318,162(2)
Net asset value of shares issued to shareholders in payment of distributions declared	2,258	325,656	367,680	121	1,686
Cost of shares redeemed	(7,056,781)	(33,798,631)	(6,526,922)	(4,335,815)	(14,601,269)

Change in net assets resulting from share transactions	89,495,463	94,909,631	4,132,835	41,590,665	66,711,061

Change in net assets	102,978,784	93,938,370	4,375,255	41,597,449	66,582,481

Net Assets--
Beginning of period	--	38,927,951	34,552,696	--	--

End of period	$102,978,784	$132,866,321	$38,927,951	$41,597,449	$66,582,481

Undistributed (distributions in excess of) net investment income included in net assets at end of period	--	$7,435	$80,183	--	$ (135)

Net gain (loss) as computed for federal tax purposes	$--	$(7,963)	$682,054	$--	$ (233,855)

(1) Reflects operations for the period from December 20, 1999 (date of initial public investment) to April 30, 2000.

(2) Includes $17,056,663, $(2,047,601), $(1,999,391) and $(562,067), respectively, of unrealized appreciation (depreciation) for the Large Cap Growth Fund, U.S. Government Securities Fund, Bond Fund and Intermediate Tax Free Bond Fund, related to the tax-free transfer of assets from a Common Trust Fund.

(See Notes which are an integral part of the Financial Statements)

	Long Term Tax Free Bond Fund	Prime Money Market Fund		U.S. Treasury Money Market Fund
	Period Ended April 30, 2000(1)	Year Ended April 30,		Year Ended April 30,
		2000	1999	2000	1999
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$1,211,507	$17,922,142	$15,370,884	$6,519,012	$5,563,658
Net realized gain (loss) on investments	135,191	(691)	20,206	(13,134)	--
Net change in unrealized appreciation (depreciation) of investments	(92,038)	--	--	--	--

Change in net assets resulting from operations	1,254,660	17,921,451	15,391,090	6,505,878	5,563,658

Distributions to Shareholders--
Distributions from net investment income
Class R Shares	(1,211,507)	(819,620)	(142,430)	(170,225)	(109,562)(2)
Class Y Shares	--	(17,102,522)	(15,228,454)	(6,335,653)	(5,454,096)

Change in net assets resulting from
distributions to shareholders	(1,211,507)	(17,922,142)	(15,370,884)	(6,505,878)	(5,563,658)

Share Transactions--
Proceeds from sales of shares	2,381,475	1,439,931,283	1,459,921,511	299,260,507	275,302,536
Proceeds from shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	80,188,291(3)	--	--	--	--
Net asset value of shares issued to shareholders in payment of distributions declared	580	6,654,872	4,903,575	845,146	1,407,097
Cost of shares redeemed	(13,494,257)	(1,533,142,404)	(1,350,000,108)	(287,053,664)	(252,727,690)

Change in net assets resulting from share transactions	69,076,089	(86,556,249)	114,824,978	13,051,989	23,981,943

Change in net assets	69,119,242	(86,556,940)	114,845,184	13,051,989	23,981,943

Net Assets:
Beginning of period	--	433,475,244	318,630,060	141,406,436	117,424,493

End of period	$69,119,242	$346,918,304	$433,475,244	$154,458,425	$141,406,436

Undistributed net investment income included in net assets at end of period	--	$580,045	$580,045	18,718	--

Net gain (loss) as computed for federal tax purposes	$135,191	$(451)	$8,716	(18,718)	--

  Reflects operations for the period from December 20, 1999 (date of initial public investment) to April 30, 2000.
  Reflects operations for the period from July 7, 1998 (date of initial public investment) to April 30, 1999.
  Includes $(519,473) of unrealized depreciation for the Long Term Tax Free Bond Fund, related to the tax-free transfer of assets from a Common Trust Fund.

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS

Riggs Funds

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Net Operating Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Distributions from Paid-In Capital(1)
Stock Fund R Shares
1996	$12.69	0.18	4.00	4.18	(0.18)	(0.85)	--
1997	$15.84	0.20	2.28	2.48	(0.20)	(2.71)	--
1998	$15.41	0.11	5.20	5.31	(0.11)	(4.04)	--
1999	$16.57	0.04	0.94	0.98	(0.04)	(1.71)	--
2000	$15.80	0.01	(0.38)	(0.37)	(0.01)	(2.20)	--
Stock Fund Y Shares
2000(4)	$12.38	0.01	0.85	0.86	(0.01)	--	--
Small Company Stock Fund R Shares
1996	$10.43	(0.02)	4.05	4.03	(0.01)	(0.35)	--
1997	$14.10	(0.01)	(0.47)	(0.48)	--	(0.82)	--
1998	$12.80	(0.04)	9.23	9.19	--	(3.19)	--
1999	$18.80	(0.02)	(5.66)	(5.68)	--	(1.85)	--
2000	$11.27	(0.05)(5)	1.94	1.89	--	--	--
Small Company Stock Fund Y Shares
2000(4)	$11.50	0.00(5),(6)	1.68	1.68	--	--	--
Large Cap Growth Fund R Shares
2000(4)	$10.00	--	1.73	1.73	--	--	(0.01)
U.S. Government Securities Fund R Shares
1996	$9.35	0.59	0.12	0.71	(0.59)	--	--
1997	$9.47	0.60	(0.07)	0.53	(0.59)	--	--
1998	$9.41	0.56	0.37	0.93	(0.57)	--	--
1999	$9.77	0.52	0.06	0.58	(0.50)	--	--
2000	$9.85	0.50	(0.37)	0.13	(0.51)	--	--
U.S. Government Securities Fund Y Shares
2000(4)	$9.42	0.19	0.05	0.24	(0.19)	--	--
Bond Fund R Shares
2000(4)	$10.00	0.21	0.01	0.22	(0.21)	--	--
Intermediate Tax Free Bond Fund R Shares
2000(4)	$10.00	0.15	(0.02)	0.13	(0.15)	--	--
Long Term Tax Free Bond Fund R Shares
2000(4)	$10.00	0.16	0.01	0.17	(0.16)	--	--
Prime Money Market Fund R Shares
1996(8)	$1.00	0.02	0.00(6)	0.02	(0.02)	--	--
1997	$1.00	0.05	0.00(6)	0.05	(0.05)	--	--
1998	$1.00	0.05	(0.00)(6)	0.05	(0.05)	--	--
1999	$1.00	0.04	0.00(6)	0.04	(0.04)	--	--
2000	$1.00	0.04	(0.00)(6)	0.04	(0.04)	--	--
Prime Money Market Fund Y Shares
1996	$1.00	0.05	0.00(6)	0.05	(0.05)	--	--
1997	$1.00	0.05	0.00(6)	0.05	(0.05)	--	--
1998	$1.00	0.05	(0.00)(6)	0.05	(0.05)	--	--
1999	$1.00	0.05	0.00(6)	0.05	(0.05)	--	--
2000	$1.00	0.05	(0.00)(6)	0.05	(0.05)	--	--
U.S. Treasury Money Market Fund R Shares
1999(9)	$1.00	0.03	--	0.03	(0.03)	--	--
2000	$1.00	0.04	(0.00)(6)	0.04	(0.04)	--	--
U.S. Treasury Money Market Fund Y Shares
1996	$1.00	0.05	--	0.05	(0.05)	--	--
1997	$1.00	0.05	--	0.05	(0.05)	--	--
1998	$1.00	0.05	--	0.05	(0.05)	--	--
1999	$1.00	0.04	--	0.04	(0.04)	--	--
2000	$1.00	0.04	(0.00)(6)	0.04	(0.04)	--	--

(1) Represents a return of capital for federal income tax purposes.

(2) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(3) This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

(4) Reflects operations for the period from December 20, 1999 (date of initial public investment) to April 30, 2000.

(5) Per Share Amount is based upon the average number of shares outstanding.

(6) Per share amount does not round to $0.01 or $(0.01).

Total Distributions	Net Asset Value, end of period	Total Return(2)	Ratios to Average Net Assets			Net Assets, end of period (000 omitted)	Portfolio Turnover
			Expenses	Net Investment Income (Net Operating Loss)	Expenses waiver/ reimbursement(3)

(1.03)	$15.84	33.73%	0.96%	1.26%	0.12%	$84,797	81%
(2.91)	$15.41	16.34%	0.91%	1.26%	0.12%	$89,142	75%
(4.15)	$16.57	39.68%	0.93%	0.63%	0.07%	$117,115	94%
(1.75)	$15.80	6.50%	1.22%	0.26%	0.26%	$101,474	52%
(2.21)	$13.22	(1.04%)	1.41%	0.08%	0.14%	$51,968	79%

(0.01)	$13.23	6.98%	1.20%(7)	0.14%(7)	0.12%(7)	$107,045	79%

(0.36)	$14.10	39.43%	1.14%	(0.13%)	0.80%	$19,289	70%
(0.82)	$12.80	(3.76%)	1.00%	(0.07%)	0.46%	$27,777	93%
(3.19)	$18.80	77.85%	1.09%	(0.26%)	0.09%	$58,223	108%
(1.85)	$11.27	(30.33%)	1.37%	(0.14%)	0.26%	$38,728	100%
--	$13.16	16.77%	1.60%	(0.44%)	0.13%	$33,163	116%

--	$13.18	14.61%	1.37%(7)	0.02%(7)	0.11%(7)	$57,182	116%

(0.01)	$11.72	17.31%	1.31%(7)	(0.15%)(7)	0.36%(7)	$102,961	19%

(0.59)	$9.47	7.60%	0.80%	6.04%	0.40%	$50,919	128%
(0.59)	$9.41	5.79%	0.87%	6.36%	0.40%	$31,829	171%
(0.57)	$9.77	10.14%	0.82%	5.87%	0.40%	$34,521	175%
(0.50)	$9.85	6.03%	0.91%	5.12%	0.67%	$38,928	55%
(0.51)	$9.47	1.39%	1.06%	5.19%	0.55%	$29,898	55%

(0.19)	$9.47	2.58%	0.81%(7)	5.57%(7)	0.55%(7)	$102,968	55%

(0.21)	$10.01	2.18%	1.00%(7)	5.73%(7)	0.67%(7)	$41,597	16%

(0.15)	$9.98	1.31%	1.00%(7)	4.16%(7)	0.61%(7)	$66,582	9%

(0.16)	$10.01	1.76%	1.00%(7)	4.57%(7)	0.60%(7)	$69,119	0%

(0.02)	$1.00	0.74%	1.07%(7)	4.58%(7)	0.19%(7)	$10	--
(0.05)	$1.00	4.57%	1.01%	4.58%	0.17%	$26,263	--
(0.05)	$1.00	4.92%	1.00%	4.51%	0.18%	$508	--
(0.04)	$1.00	4.49%	1.03%	4.25%	0.46%	$8,422	--
(0.04)	$1.00	4.53%	1.07%	4.55%	0.40%	$23,842	--

(0.05)	$1.00	5.50%	0.51%	5.26%	0.19%	$367,742	--
(0.05)	$1.00	5.09%	0.51%	5.00%	0.17%	$372,037	--
(0.05)	$1.00	5.22%	0.58%	5.11%	0.11%	$318,122	--
(0.05)	$1.00	4.76%	0.69%	4.65%	0.25%	$425,054	--
(0.05)	$1.00	4.90%	0.72%	4.83%	0.25%	$323,076	--

(0.03)	$1.00	3.35%	1.08%(7)	3.86%(7)	0.47%(7)	$3,309	--
(0.04)	$1.00	4.20%	1.10%	4.20%	0.40%	$4,373	--

(0.05)	$1.00	5.28%	0.60%	5.17%	0.18%	$107,104	--
(0.05)	$1.00	4.83%	0.57%	4.74%	0.13%	$141,011	--
(0.05)	$1.00	5.00%	0.63%	4.88%	0.08%	$117,424	--
(0.04)	$1.00	4.49%	0.72%	4.39%	0.25%	$138,097	--
(0.04)	$1.00	4.57%	0.75%	4.52%	0.25%	$150,085	--

(7) Computed on an annualized basis.

(8) Reflects operations for the period from December 12, 1995 (date of initial public investment) to April 30, 1996.

(9) Reflects operations for the period from July 7, 1998 (date of initial public investment) to April 30, 1999.

(See Notes which are an integral part of the Financial Statements)

COMBINED NOTES TO FINANCIAL STATEMENTS

Riggs Funds
April 30, 2000

Organization

Riggs Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of nine diversified portfolios (individually referred to as the "Fund", or collectively as the "Funds"), which are presented herein:

Portfolio Name	Investment Objective
Riggs Stock Fund ("Stock Fund")	Seeks to provide growth of capital and income.
Riggs Small Company Stock Fund	Seeks to provide long-term capital appreciation.
("Small Company Stock Fund")
Riggs Large Cap Growth Fund	Seeks to provide capital appreciation.
("Large Cap Growth Fund")
Riggs U.S. Government Securities Fund	Seeks to achieve current income.
("U.S. Government Securities Fund")
Riggs Bond Fund ("Bond Fund")	Seeks to provide as high a level of current income as is consistent with the preservation of capital.
Riggs Intermediate Tax Free Bond Fund	Seeks to provide a high level of current income which is exempt from
("Intermediate Tax Free Bond Fund")	federal income tax consistent with the preservation of principal.
Riggs Long Term Tax Free Bond Fund	Seeks to provide a high level of current income which is exempt from
("Long Term Tax Free Bond Fund")	federal income tax.
Riggs Prime Money Market Fund	Seeks to provide current income consistent with stability of principal and liquidity.
("Prime Money Market Fund")
Riggs U.S. Treasury Money Market Fund	Seeks to provide current income consistent with stability of principal and liquidity.
("U.S. Treasury Money Market Fund")

The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The financial highlights for Class B Shares are presented in a separate annual report.

Effective December 17, 1999, the following Funds received a tax-free transfer of assets from a Common Trust Fund.

	Fund Shares Issued	Common Trust Fund Net Assets Received(1)	Unrealized Appreciation/ (Depreciation)
Stock Fund	9,189,857	$113,770,434	$40,799,437
Small Company Stock Fund	5,477,820	62,994,927	2,873,633
Large Cap Growth Fund	7,584,696	75,846,956	17,056,663
U.S. Government Securities Fund	12,481,506	117,575,784	(2,047,601)
Bond Fund	4,356,100	43,560,995	(1,999,391)
Intermediate Tax Free Bond Fund	7,631,816	76,318,162	(562,067)
Long Term Tax Free Bond Fund	8,018,829	80,188,291	(519,473)

(1) Unrealized appreciation/(depreciation) is included in the Common Trust Fund net assets received.

Effective December 20, 1999, Stock Fund, Small Company Stock Fund and U.S. Government Securities Fund began offering Class Y Shares. Additionally, the Trust added four new portfolios to the Riggs Funds Family: Large Cap Growth Fund (Class R and Class B Shares), Bond Fund (Class R Shares), Intermediate Tax Free Bond Fund (Class R Shares), and Long Term Tax Free Bond Fund (Class R Shares).

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States.

Investment Valuations

U.S. government securities, listed corporate bonds (other fixed income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a primary national securities exchange. For the money market Funds within the Trust, the use of the amortized cost method to value portfolio securities is in accordance with Rule 2a-7 under the Act. For fluctuating net asset value Funds within the Trust, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Funds (except Bond Fund, Intermediate Tax Free Bond Fund and Long Term Tax Free Bond Fund) offer multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing book/tax treatments of net operating loss and market discount amortization. The following reclassifications have been made to the financial statements.

Fund Name	Increase (Decrease)
	Paid-In Capital	Undistributed Net Investment Income (Net Operating Loss)	Accumulated Net Realized Gain (Loss) on Investments
Small Company Stock Fund	$(27,963)	$155,114	$(127,151)
Large Cap Growth Fund	$(54,139)	$ 54,139	--
U.S. Government Securities Fund	$ 24,802	$(24,802)	--
U.S. Treasury Money Market Fund	--	$ 5,584	$ (5,584)

Federal Taxes

It is the Fund' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

At April 30, 2000, the following Funds had capital loss carryforwards for federal tax purposes, which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Fund	Capital Loss Carryforward To Expire in 2002	Capital Loss Carryforward To Expire in 2003	Capital Loss Carryforward To Expire in 2005	Capital Loss Carryforward To Expire in 2006	Capital Loss Carryforward To Expire in 2008	Total Capital Loss Carryforward
U.S. Government Securities Fund	--	$1,580,823	$470,326	--	$ 7,963	$2,059,112
Prime Money Market Fund	$828,203	$20,474	$ 14,610	$4,102	$ 451	$867,840
U.S. Treasury Money Market Fund	--	--	--	--	$18,718	$18,718

Additionally, the following Funds incurred net capital losses on security transactions after October 31, 1999, which are treated as arising on May 1, 2000, the first day of the Funds' next taxable year.

Fund	Post-October Losses
Large Cap Growth Fund	$1,422,223
U.S. Government Securities Fund	$2,203,560
Bond Fund	$561,065
Intermediate Tax Free Bond Fund	$233,855
Prime Money Market Fund	$240

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

Under guidelines adopted by the Trustees, each Fund may lend portfolio securities to brokers/dealers and other financial organizations in order to generate additional income. Loans of portfolio securities by a Fund will be collateralized by cash, letters of credit or U.S. government securities, which are maintained at a minimum level of 100% of the current market value of the loaned securities. Collateral is either held as cash or reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates) and money market funds. The Funds return a portion of the interest on any cash received as collateral and continue to receive interest or dividends on securities loaned. Included in interest income is $5,122, $40,891, $8,142, $0, $7,344 and $98,661 for Stock Fund, Small Company Stock Fund, U.S. Government Securities Fund, Bond Fund, Prime Money Market Fund and U.S. Treas ury Money Market Fund, respec tively, attributable to income earned on securities lending transactions.

Loans will be made to firms deemed by the Funds' adviser to be of good financial standing and will not be made unless, in the judgment of the Funds' adviser, the consideration to be earned from such loans would justify the risk. The risks associated with lending portfolio securities consist of possible decline in value of collateral, possible delays receiving additional collateral or in the recovery of the loaned securities or expenses from enforcing the Funds' rights should be the borrower of the securities fail financially.

As of April 30, 2000, the value of securities loaned plus interest, the payable on collateral due to broker and the value of reinvested cash collateral securities were as follows:

Fund	Market Value of Securities Loaned	Payable on Collateral Due to Broker	Reinvested Collateral Securities
Stock Fund	$1,290,255	$ 1,305,300	$ 1,305,300
Small Company Stock Fund	$6,502,363	$ 6,641,370	$ 6,641,370
U.S. Government Securities Fund	$10,000,631	$10,187,542	$10,187,542
Bond Fund	$8,041,979	$ 9,593,162	$ 9,593,162
Prime Money Market Fund	$999,960	$ 1,020,000	$ 1,020,000
U.S. Treasury Money Market Fund	$62,532,161	$63,755,956	$63,755,956

Cash collateral is held in a segregated account.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

	Stock Fund
	Year Ended April 30, 2000		Year Ended April 30, 1999
Class R Shares	Amount	Shares	Amount	Shares
Shares sold	$11,750,407	847,519	$23,625,339	1,542,657
Shares issued to shareholders in payment of distributions declared	10,882,329	863,208	10,158,300	676,733
Shares redeemed	(55,276,971)	(4,200,797)	(44,312,176)	(2,867,893)

Net change resulting from Class R Share transactions	$(32,644,235)	(2,490,070)	$(10,528,537)	(648,503)

	Stock Fund Period Ended April 30, 2000 (1)
Class Y Shares	Amount	Shares
Shares sold	$538,913	42,961
Shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	113,770,434	9,189,857
Shares issued to shareholders in payment of distributions declared	916	73
Shares redeemed	(14,108,479)	(1,139,205)

Net change resulting from Class Y Share transactions	$100,201,784	8,093,686

	Stock Fund
	Year Ended April 30, 2000		Period Ended April 30, 1999 (2)
Class B Shares	Amount	Shares	Amount	Shares
Shares sold	$212,150	14,844	$176,622	11,692
Shares issued to shareholders in payment of distributions declared	49,815	4,002	11,757	785
Shares redeemed	(70,960)	(5,711)	(13,471)	(891)

Net change resulting from Class B Share transactions	$191,005	13,135	$174,908	11,586

Net change resulting from share transactions	$67,748,554	5,616,751	$(10,353,629)	(636,917)

	Small Company Stock Fund
	Year Ended April 30, 2000		Year Ended April 30, 1999
Class R Shares	Amount	Shares	Amount	Shares
Shares sold	$7,487,258	625,256	$23,513,675	1,811,335
Shares issued to shareholders in payment of distributions declared	--	--	5,396,154	472,104
Shares redeemed	(18,596,155)	(1,542,928)	(26,536,536)	(1,942,196)

Net change resulting from Class R Share transactions	$(11,108,897)	(917,672)	$2,373,293	341,243

	Small Company Stock Fund
	Period Ended April 30, 2000 (1)
Class Y Shares	Amount	Shares
Shares sold	$893,927	70,351
Shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	62,994,927	5,477,820
Shares redeemed	(14,819,460)	(1,208,453)

Net change resulting from Class Y Share transactions	$49,069,394	4,339,718

	Small Company Stock Fund
	Year Ended April 30, 2000		Period Ended April 30, 1999 (3)
Class B Shares	Amount	Shares	Amount	Shares
Shares sold	$15,065	1,242	$158,475	11,167
Shares issued to shareholders in payment of distributions declared	--	--	18,993	1,668
Shares redeemed	(53,874)	(4,335)	(43,046)	(3,822)

Net change resulting from Class B Share transactions	$(38,809)	(3,093)	$134,422	9,013

Net change resulting from share transactions	$37,921,688	3,418,953	$2,507,715	350,256

	Large Cap Growth Fund
	Period Ended April 30, 2000 (1)
Class R Shares	Amount	Shares
Shares sold	$20,682,365	1,843,403
Shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	75,846,956	7,584,696
Shares issued to shareholders in payment of distributions declared	2,258	216
Shares redeemed	(7,056,781)	(643,350)

Net change resulting from Class R Share transactions	$89,474,798	8,784,965

	Large Cap Growth Fund
	Period Ended April 30, 2000 (1)
Class B Shares	Amount	Shares
Shares sold	$20,665	1,544

Net change resulting from Class B Share transactions	$20,665	1,544

Net change resulting from share transactions	$89,495,463	8,786,509

	U.S. Government Securities Fund
	Year Ended April 30, 2000		Year Ended April 30, 1999
Class R Shares	Amount	Shares	Amount	Shares
Shares sold	$9,100,043	955,450	$10,292,077	1,031,656
Shares issued to shareholders in payment of distributions declared	325,656	37,051	367,680	36,800
Shares redeemed	(17,003,935)	(1,786,507)	(6,526,922)	(653,284)

Net change resulting from Class R Share transactions	$(7,578,236)	(794,006)	$4,132,835	415,172

	U.S. Government Securities Fund
	Period Ended April 30, 2000 (1)
Class Y Shares	Amount	Shares
Shares sold	$1,706,779	180,367
Shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	117,575,784	12,481,506
Shares redeemed	(16,794,696)	(1,788,794)

Net change resulting from Class Y Share transactions	$102,487,867	10,873,079

Net change resulting from share transactions	$94,909,631	10,079,073

	Bond Fund
	Period Ended April 30, 2000 (1)
Class R Shares	Amount	Shares
Shares sold	$2,365,364	236,206
Shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	43,560,995	4,356,100
Shares issued to shareholders in payment of distributions declared	121	12
Shares redeemed	(4,335,815)	(435,565)

Net change resulting from Class R Share transactions	$41,590,665	4,156,753

	Intermediate Tax Free Bond Fund
	Period Ended April 30, 2000 (1)
Class R Shares	Amount	Shares
Shares sold	$4,992,482	499,411
Shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	76,318,162	7,631,816
Shares issued to shareholders in payment of distributions declared	1,686	169
Shares redeemed	(14,601,269)	(1,462,159)

Net change resulting from Class R Share transactions	$66,711,061	6,669,237

	Long Term Tax Free Bond Fund
	Period Ended April 30, 2000 (1)
Class R Shares	Amount	Shares
Shares sold	$2,381,475	233,618
Shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	80,188,291	8,018,829
Shares issued to shareholders in payment of distributions declared	580	58
Shares redeemed	(13,494,257)	(1,350,231)

Net change resulting from Class R Share transactions	$69,076,089	6,902,274

	Prime Money Market Fund
	Year Ended April 30, 2000		Year Ended April 30, 1999
Class R Shares	Amount	Shares	Amount	Shares
Shares sold	$89,712,956	89,712,956	$28,269,775	28,269,775
Shares issued to shareholders in payment of distributions declared	813,844	813,844	137,509	137,509
Shares redeemed	(75,105,914)	(75,105,914)	(20,494,284)	(20,494,284)

Net change resulting from Class R Share transactions	$15,420,886	15,420,886	$7,913,000	7,913,000

	Prime Money Market Fund
	Year Ended April 30, 2000		Year Ended April 30, 1999
Class Y Shares	Amount	Shares	Amount	Shares
Shares sold	$1,350,218,327	1,350,218,327	$1,431,651,736	1,431,651,736
Shares issued to shareholders in payment of distributions declared	5,841,028	5,841,028	4,766,066	4,766,066
Shares redeemed	(1,458,036,490)	(1,458,036,490)	(1,329,505,824)	(1,329,505,824)

Net change resulting from Class Y Share transactions	$(101,977,135)	(101,977,135)	$106,911,978	106,911,978

Net change resulting from share transactions	$(86,556,249)	(86,556,249)	$114,824,978	114,824,978

	U.S. Treasury Money Market Fund
	Year Ended April 30, 2000		Period Ended April 30, 1999 (4)
Class R Shares	Amount	Shares	Amount	Shares
Shares sold	$4,603,004	4,603,004	$6,709,443	6,709,443
Shares issued to shareholders in payment of distributions declared	169,374	169,374	109,459	109,459
Shares redeemed	(3,708,557)	(3,708,557)	(3,509,568)	(3,509,568)

Net change resulting from Class R Share transactions	$1,063,821	1,063,821	$3,309,334	3,309,334

	U.S. Treasury Money Market Fund
	Year Ended April 30, 2000		Year Ended April 30, 1999
Class Y Shares	Amount	Shares	Amount	Shares
Shares sold	$294,657,503	294,657,503	$268,593,093	268,593,093
Shares issued to shareholders in payment of distributions declared	675,772	675,772	1,297,638	1,297,638
Shares redeemed	(283,345,107)	(283,345,107)	(249,218,122)	(249,218,122)

Net change resulting from Class Y Share transactions	$11,988,168	11,988,168	$20,672,609	20,672,609

Net change resulting from share transactions	$13,051,989	13,051,989	$23,981,943	23,981,943

(1) Reflects operations for the period from December 20, 1999 (date of initial public investment) to April 30, 2000.

(2) Reflects operations for the period from July 19, 1998 (date of initial public investment) to April 30, 1999.

(3) Reflects operations for the period from July 17, 1998 (date of initial public investment) to April 30, 1999.

(4) Reflects operations for the period from July 7, 1998 (date of initial public investment) to April 30, 1999.

Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

Riggs Investment Corp., the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee based on a percentage of each Fund's average daily net assets (see below). The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Fund	Annual Rate
Stock Fund	0.75%
Small Company Stock Fund	0.80%
Large Cap Growth Fund	0.75%
U.S. Government Securities Fund	0.75%
Bond Fund	0.75%
Intermediate Tax Free Bond Fund	0.75%
Long Term Tax Free Bond Fund	0.75%
Prime Money Market Fund	0.50%
U.S. Treasury Money Market Fund	0.50%

Sub-Advisers

The Adviser has delegated daily management of the Funds to the following sub-advisers: Riggs Investment Management Corp. (with respect to Stock Fund, Small Company Stock Fund, U.S. Government Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund, Long Term Tax Free Bond Fund, Prime Money Market Fund and U.S. Treasury Money Market Fund) and J. Bush & Co. (with respect to Large Cap Growth Fund). The sub-advisers are paid by the Adviser and not by the Funds.

Administrative Fee

Federated Services Company ("FServ") provides the Funds with certain administrative personnel and services (including certain legal and financial reporting services). FServ provides these services at an annual rate of 0.16% of the average aggregate daily net assets of the Funds.

Distribution Services Fee

The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of the Funds' Class R and Class B Shares. The Plan provides that the Funds may incur distribution expenses according to the following schedule annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Share Class Name	Percentage of Average Net Assets of Class
Class R Shares	0.25%
Class B Shares	0.75%

The Class R Shares of Prime Money Market Fund and U.S. Treasury Money Market Fund may pay the distributor a fee computed at an annual rate of up to 0.50% of their average daily net assets.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Funds pay up to 0.25% of average daily net assets of the Funds for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of the Funds' average daily net assets for the reporting period, plus out-of-pocket expenses.

Custodian Fees

Riggs Bank, Washington D.C. is the Funds' custodian. The fee paid to Riggs Bank, Washington D.C. is based on the level of each Fund's average daily net assets for the reporting period, plus out-of-pocket expenses.

Organizational Expenses

Organizational expenses for Stock Fund, Small Company Stock Fund, U.S. Government Securities Fund, Prime Money Market Fund and U.S. Treasury Money Market Fund were borne initially by FAS. The Funds have agreed to reimburse FAS for the organizational expenses during the five-year period following each Fund's effective date. For the year ended April 30, 2000, the following amount was paid pursuant to this agreement:

Fund	Effective Date	Organizational Expenses	Organizational Expenses Paid for the Year Ended April 30, 2000
Small Company Stock Fund	February 6, 1995	$22,693	$6,154

As of April 30, 2000, the Funds' organizational expenses have been fully reimbursed.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of investments, excluding short-term obligations (and in-kind contributions), for the year ended April 30, 2000, were as follows:

Fund	Purchases	Sales
Stock Fund	$92,380,585	$125,034,058
Small Company Stock Fund	$64,914,615	$86,597,332
Large Cap Growth Fund	$58,481,108	$15,851,039
U.S. Government Securities Fund	$38,610,922	$40,211,890
Bond Fund	$ 6,035,801	$9,289,607
Intermediate Tax Free Bond Fund	$ 6,134,930	$16,396,516
Long Term Tax Free Bond Fund	$ 0	$10,848,992

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of
RIGGS FUNDS:

We have audited the accompanying statements of assets and liabilities of Riggs Stock Fund, Riggs Small Company Stock Fund, Riggs Large Cap Growth Fund, Riggs U.S. Government Securities Fund, Riggs Bond Fund, Riggs Intermediate Tax Free Bond Fund, Riggs Long Term Tax Free Bond Fund, Riggs Prime Money Market Fund and Riggs U.S. Treasury Money Market Fund (investment portfolios of Riggs Funds, a Massachusetts business trust), including the schedules of portfolios of investments, as of April 30, 2000, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2000, by correspondence with the custodian and brokers. As to securities purchased but not received, we requested confirmation from brokers, and, when replies were not received, we carried out other alternative auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Riggs Stock Fund, Riggs Small Company Stock Fund and Riggs Large Cap Growth Fund, Riggs U.S. Government Securities Fund, Riggs Bond Fund, Riggs Intermediate Tax Free Bond Fund, Riggs Long Term Tax Free Bond Fund, Riggs Prime Money Market Fund and Riggs U.S. Treasury Money Market Fund (investment portfolios of Riggs Funds) as of April 30, 2000, the results of their operations for the year then ended and the changes in their net assets and their financial highlights for the periods presented in conformity with accounting principles generally accepted in the United States.

ARTHUR ANDERSEN LLP

Boston, Massachusetts
June 20, 2000

TRUSTEES

John F. Donahue

Thomas G. Bigley

John T. Conroy, Jr.

Nicholas P. Constantakis

John F. Cunningham

J. Christopher Donahue

Lawrence D. Ellis, M.D.

Peter E. Madden

Charles F. Mansfield, Jr.

John E. Murray, Jr.

Marjorie P. Smuts

John S. Walsh

OFFICERS

John F. Donahue
Chairman

Edward C. Gonzales
President and Treasurer

J. Christopher Donahue
Executive Vice President

John W. McGonigle
Executive Vice President and Secretary

Joseph S. Machi
Vice President and Assistant Treasurer

Richard B. Fisher
Vice President

C. Grant Anderson
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning the Funds' objectives and policies, management fees, expenses and other information.

Cusip 76656A 609Riggs Stock Fund R Shares RISTX
Cusip 76656A 781Riggs Stock Fund Y Shares RIYSX
Cusip 76656A 807Riggs Small Company Stock Fund R Shares RISCX
Cusip 76656A 799Riggs Small Company Stock Fund Y Shares RISYX
Cusip 76656A 849Riggs Large Cap Growth Fund R Shares RILCX
Cusip 76656A 500Riggs U.S. Government Securities Fund R Shares RMBDR
Cusip 76656A 773Riggs U.S. Government Securities Fund Y_Shares RIUSX
Cusip 76656A 872Riggs Bond Fund R Shares RIBRX
Cusip 76656A 864Riggs Intermediate Tax Free Bond Fund R Shares RIIBX
Cusip 76656A 856Riggs Long Term Tax Free Bond Fund R Shares RILTX
Cusip 76656A 203Riggs Prime Money Market Fund R Shares RYPXX
Cusip 76656A 104Riggs Prime Money Market Fund Y Shares RRPXX
Cusip 76656A 401Riggs U.S. Treasury Money Market Fund R Shares RYTXX
Cusip 76656A 302Riggs U.S. Treasury Money Market Fund Y Shares RRTXX

2052603 (06/00)

Combined Annual Report
To Shareholders
April 30, 2000

Class B Shares

Riggs Stock Fund

Riggs Small Company Stock Fund

Riggs Large Cap Growth Fund

Mutual funds are not FDIC insured and are not deposits or obligations of or guaranteed by Riggs Investment Corp. They involve investment risks, including the possible loss of the principal amount invested.

Federated Securities Corp., Distributor

[Graphic Representation Omitted--See Appendix]

PRESIDENT'S MESSAGE

Dear Investor:

I am pleased to present the Annual Report for the Riggs Funds--Class B Shares. The report covers the period from May 1, 1999 through April 30, 2000. It begins with an investment commentary by each portfolio manager, followed by a complete list of holdings and the financial statements for each fund.

The performance highlights of each fund are as follows:

Riggs Stock Fund

During the reporting period, the fund's diversified portfolio of high-quality stocks--which included many household names like Alcoa, AT&T, American Express, Intel, Johnson & Johnson, Exxon Mobil, Sears, Time Warner, and Xerox-produced a total return for Class B Shares of (1.35%), or (5.52%) adjusted for the maximum 5% redemption fee.* This return was the result of a $2.61 decline in net asset value and a $2.20 per share capital gains distribution. The fund's net assets totaled $159.3 million at the end of the reporting period.

Riggs Small Company Stock Fund

As the most aggressive fund in the Riggs family, this fund invests in carefully selected stocks issued by small companies.** In an improved environment for small-company stocks, the fund's Class B Shares produced a total return of 16.24%, or 11.24% adjusted for the maximum 5% redemption fee.* The return was the result of an increase in net asset value of $1.82. At the end of the reporting period, fund assets totaled $90.4 million.

Riggs Large Cap Growth Fund

This new fund, which began operations on December 20, 1999, is managed to help investors pursue capital appreciation by investing in a portfolio of the largest growth companies traded on U.S. stock markets. During the fund's initial period of operation, Class B Shares produced a total return of 17.00%, or 12.00% adjusted for the maximum 5% redemption fee, through an increase in net asset value of $1.70.* Assets in the fund totaled $103 million at the end of the reporting period.

Thank you for pursuing your financial goals through the diversification and professional management of the Riggs Funds. We'll continue to update you on the progress of your investment.

Sincerely,

[Graphic Representation Omitted--See Appendix]

Edward C. Gonzales
President
June 15, 2000

* Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** Small company stocks have historically experienced greater volatility than average.

INVESTMENT REVIEW

Riggs Stock Fund

Riggs Small Company Stock Fund

For the reporting period ended April 30, 2000, the stock markets continued to advance. While technology stocks have dominated the best performance list, we are seeing nascent signs of a broadening of the market. Small capitalization stocks, as reflected by the Russell 2000 Index*, actually performed better than the Standard & Poor's 500 Index ("S&P 500")** for the reporting period. Within the large capitalization universe, we are seeing improving returns in non-technology sectors. It is not clear whether there is a trend developing towards value; however, earnings confidence seems to be improving in the value universe. We have always believed that a sustainable move in any company's stock price is predicated on either an acceleration in earnings growth or a higher degree of confidence in the level of earnings.

For the period from May 1, 1999 through April 30, 2000, the Class B Shares of the Stock Fund had a total return of (1.35%), and the Class B Shares of the Small Company Fund generated a total return of 16.24%.*** Our investment philosophy in managing both equity funds is to balance long-term valuation with the catalyst of short-term earnings acceleration. We employ our methodology, which we call Value Momentum, by initially analyzing four key factors: (1) relative price; (2) earnings growth relative to the stock's price-to-earnings multiple; (3) earnings estimate revisions; and (4) relative price strength. For stocks scoring highly in this process, we focus on the fundamental changes that management is implementing within these companies to generate earnings growth. We then invest in those companies in which we have the most confidence in management.

We maintain a broad diversification of stocks among industries. In the Stock Fund, the largest sector remains Technology, with Cisco Systems Inc., the largest stock in the sector and in the mutual fund.+ Management has done a superior job offering products and services geared toward the internet infrastructure. Apple Computer and EMC Corp. also significantly added to returns during the reporting period. While these were not recent purchases, we let our "winners run" during the reporting period so that our clients could benefit from the strong underlying fundamental trends in Technology; before profit taking. Energy, Retail and the Finance Sectors are overweighted relative to the market. Not only do we see attractive valuation; we also see a higher level of earnings confidence. Exxon Mobil Corporation, Circuit City, Merrill Lynch, and American Express are the major holdings in these sectors.

The Small Company Fund benefited from not only the recognition of the attractive valuations in the small cap universe, but also in the higher level of earnings growth. Over the course of the reporting period, we added to the Technology sector. While we are underweighted relative to the market, Technology is the largest sector in the Small Company Fund.+ Tech Data Corp. and LCC International Inc. were large contributors to performance in this sector during the reporting period. Energy, Consumer Cyclicals and Finance were the sectors that have an overweight relative to the market in the Small Company Fund. National Oilwell Inc., Atlantic Coast Airlines and Apartment Investment & Management Inc. are the major holdings in these sectors.

Despite higher interest rates, we believe the outlook for stocks to be encouraging due to the improved prospects for corporate earnings growth both domestically and worldwide. We believe that our disciplined focus on undervalued companies with solid earnings growth should continue to reward shareholders.

Riggs Large Cap Growth Fund

Since the inception of the Riggs Large Cap Growth Fund ("Growth Fund") on December 20, 1999 through April 30, 2000, Class B Shares generated a total return of 17.00%,*** compared to a 2.8% return on the S&P 500,** over the same time period.

There are three primary reasons why the performance of the Growth Fund was relatively strong.

First, technology represents by far the largest sector in which we invest.+ Due to superior growth prospects, technology companies catapulted the markets higher and higher throughout late 1999 and early 2000. Despite recent volatility in this sector, we continue to believe that technology will drive worldwide economic growth and that the technology sector will offer compelling long-term investment opportunities for the foreseeable future.

Second, we focus on outstanding growth companies, leaders in their respective fields with exemplary growth records and impressive growth prospects--the types of companies that led the markets to new highs during the first quarter of 2000. Unfortunately, many of these high quality growth companies often trade at relatively high Price to Earnings ratios and are therefore especially vulnerable to valuation-based or interest rate-driven market corrections such as the one we experienced this spring. In our experience, however, stocks in outstanding growth companies tend to respond favorably when markets recover.

Third, we invest primarily for the long term. In our experience, virtually no one reliably and consistently anticipates short-term market moves. Instead, we prefer to focus on buying and holding companies we consider resilient enough to weather short-term market corrections. From time to time, of course, we do sell stocks, especially those with declining business fundamentals. And in some cases, we do hold certain stocks for a relatively short period of time, especially when business conditions change abruptly. In general, however, we endeavor to stay the course rather than move a large proportion of our holdings in or out of the market at the same time.

Over the last few months, market volatility has reached unprecedented levels. Not infrequently do major market indexes, such as the Dow Jones Industrial Average and the Nasdaq Composite, move up or down more than 100 points on any given trading day. As most of you know, the markets lately have moved more down than up, as many stocks have fallen 25% or more from their all-time highs.

Understandably, some investors may be unnerved by sudden steep market declines such as those we experienced in March and April. Unfortunately, we expect little relief from the recent high levels of volatility, especially since technology remains our largest single sector. The looming prospect of additional rate increases by the Federal Reserve Board ( the "Fed") may put more downward pressure on stock prices. As a result, we are adominishing investors to adopt cautious and modest expectations for investment returns over the next twelve months.

Nevertheless, we remain optimistic for the long term. Corporate earnings are shattering previous records. The U.S. and some of the world's other major economies continue to grow at impressive rates, driven by productivity gains fueled by unprecedented technological innovation. Although inflation and interest rates have been rising lately, the overall macroeconomic environment remains relatively favorable. Throughout these challenging times, we remain committed to implementing our growth-oriented investment strategy and discovering new investment opportunities.

* Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market captialization of the Russell 3000 Index. The index is unmanaged and investments cannot be made in an index.

** S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made in an index.

*** Performance quoted is based on net asset value, represents past performance, and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns for the reporting period for the Class B Shares of Riggs Stock Fund, Riggs Small Company Stock Fund and Riggs Large Cap Growth Fund, based on offering price (i.e., less any applicable sales charge), was (5.52%), 11.24% and 12.00% respectively.

+ Funds that have a higher concentration of investments in a specific industry or sector, such as technology, may be subject to a higher degree of market risk than funds whose investments are more diversified.

Riggs Stock Fund

Class B Shares

Growth of $10,000 Invested in Riggs Stock Fund, Class B Shares

The graph below illustrates the hypothetical investment of $10,000* in the Riggs Stock Fund, Class B Shares (the "Fund") from July 19, 1998 (start of performance) to April 30, 2000, compared to the Standard & Poor's 500 Index ("S&P 500").**

[Graphic Representation Omitted--See Appendix]

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED APRIL 30, 2000

1 Year	(5.52)%
Start of Performance (7/19/98)	0.74%

Past performance is no guarantee of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 4.00% contingent deferred sales charge on any redemption less than two years from the purchase date. The maximum contingent deferred sales charge is 5.00% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

** S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

*** Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Riggs Small Company Stock Fund

Class B Shares

Growth of $10,000 Invested in Riggs Small Company Stock Fund, Class B Shares

The graph below illustrates the hypothetical investment of $10,000* in the Riggs Small Company Stock Fund, Class B Shares (the "Fund") from July 17, 1998 (start of performance) to April 30, 2000, compared to the Russell 2000 Index ("Russell 2000").**

[Graphic Representation Omitted--See Appendix]

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED APRIL 30, 2000

1 Year	11.24%
Start of Performance (7/17/98)	(15.19%)

Past performance is no guarantee of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 4.00% contingent deferred sales charge on any redemption less than two years from the purchase date. The maximum contingent deferred sales charge is 5.00% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell 2000 has been adjusted to reflect reinvestment of dividends on securities in the index.

** The Russell 2000 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

*** Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Riggs Large Cap Growth Fund

Class B Shares

Growth of $10,000 Invested in Riggs Large Cap Growth Fund, Class B Shares

The graph below illustrates the hypothetical investment of $10,000* in the Riggs Large Cap Growth Fund, Class B Shares (the "Fund") from December 20, 1999 (start of performance) to April 30, 2000, compared to the Standard & Poor's 500 Index ("S&P 500").**

[Graphic Representation Omitted--See Appendix]

CUMULATIVE TOTAL RETURN*** FOR THE PERIOD ENDED APRIL 30, 2000

Start of Performance (12/20/1999)	12.00%

Past performance is no guarantee of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects the maximum contingent deferred sales charge of 5.00% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

** The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

*** Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

PORTFOLIO OF INVESTMENTS

Riggs Stock Fund
April 30, 2000

Shares		Value
Common Stocks--98.3%
	Banking - 1.0%
39,670	Zions Bancorp.	$1,646,305

	Consumer Non-Durables--3.1%
72,875	(1) Nabisco Holdings Corp., Class A	2,737,367
99,430	Philip Morris Cos., Inc.	2,175,031

	Total	4,912,398

	Consumer Services--5.4%
168,310	(2) Cendant Corp.	2,598,286
54,970	(2) Charter Communications, Inc., Class A	807,372
24,320	Time Warner, Inc.	2,187,280
78,130	Tribune Co.	3,037,304

	Total	8,630,242

	Electronic Technology--26.2%
28,925	(2) Apple Computer, Inc.	3,588,508
107,440	(2) Cisco Systems, Inc.	7,448,614
25,689	(2) EMC Corp.	3,569,165
43,005	(2) Gateway, Inc.	2,376,026
31,113	Intel Corp.	3,945,517
27,876	International Business Machines Corp.	3,111,658
89,096	Koninklijke (Royal) Philips Electronics NV, ADR	3,975,909
54,017	Lucent Technologies, Inc.	3,359,182
18,164	Motorola, Inc.	2,162,651
63,755	(2) SCI Systems, Inc.	3,394,954
34,195	(2) Solectron Corp.	1,600,753
51,895	United Technologies Corp.	3,227,220

	Total	41,760,157

	Energy Minerals--6.8%
70,755	BP Amoco PLC, ADR	3,608,505
62,920	Coastal Corp.	3,157,798
51,427	Exxon Mobil Corp.	3,995,235

	Total	10,761,538

	Financec14.5%
40,885	American Express Co.	6,135,305
39,632	Bank of America Corp.	1,941,968
52,187	Fannie Mae	3,147,528
66,073	Fleet Boston Corp.	2,341,462
49,915	Hartford Financial Services Group, Inc.	2,604,939
37,250	Merrill Lynch & Co., Inc.	3,797,172
58,790	Washington Mutual, Inc.	1,502,819
41,739	Wells Fargo Co.	1,713,908

	Total	23,185,101

	Health Services--3.5%
41,714	Cardinal Health, Inc.	2,296,877
67,410	Columbia/HCA Healthcare Corp.	1,916,972
19,945	United Healthcare Corp.	1,330,082

	Total	5,543,931

	Health Technology--5.9%
59,040	American Home Products Corp.	3,317,310
12,465	Baxter International, Inc.	811,783
2,493	(2) Edwards Lifesciences Corp.	37,395
36,300	Johnson & Johnson	2,994,750
19,970	Warner-Lambert Co.	2,272,836

	Total	9,434,074

	Producer Manufacturing--8.7%
23,770	Alcoa, Inc.	1,542,079
63,840	Fort James Corp.	1,528,170
45,431	Ingersoll-Rand Co.	2,132,418
27,020	Textron, Inc.	1,673,551
77,702	Tyco International Ltd.	3,569,436
35,090	Weyerhaeuser Co.	1,875,122
58,439	Xerox Corp.	1,544,981

	Total	13,865,757

	Retail Trade--12.0%
76,515	Albertsons, Inc.	2,491,520
56,640	Circuit City Stores, Inc.	3,331,140
67,414	(2) Safeway, Inc.	2,974,643
73,525	Sears, Roebuck & Co.	2,692,853
20,220	Target Corp.	1,345,894
33,800	The Gap, Inc.	1,242,150
101,850	TJX Cos., Inc.	1,954,247
198,370	(2) Toys 'R' Us, Inc.	3,025,143

	Total	19,057,590

	Technology Services--1.1%
14,595	Computer Associates International, Inc.	814,583
18,690	First Data Corp.	909,969

	Total	1,724,552

	Utilities--10.1%
44,684	AT&T Corp.	2,086,184
24,600	Alltel Corp.	1,638,975
86,215	Edison International	1,643,473
45,490	GTE Corp.	3,081,948
37,335	Peco Energy Co.	1,556,403
63,473	SBC Communications, Inc.	2,780,911
53,900	Sprint Corp.	3,314,850

	Total	16,102,744

	Total Common Stocks (identified cost $115,428,337)	156,624,389

Preferred Stock--0.2%
	Consumer Services--0.2%
12,207	Cendant Corp., Conv. Pfd., 7.50% (identified cost $466,866)	303,649

(3) Repurchase Agreement--1.4%
	Finance -- 1.4%
$2,182,000	Donaldson, Lufkin and Jenrette Securities Corp., 5.70%, dated 4/28/2000, due 5/1/2000 (at amortized cost)	$2,182,000

	Total Investments (identified cost $118,077,203)(4)	$159,110,038

(1) Certain shares on loan to broker.

(2) Non-income producing security.

(3) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(4) The cost of investments for federal tax purposes amounts to $119,118,565. The net unrealized appreciation of investments on a federal tax basis amounts to $39,991,473 which is comprised of $46,384,545 appreciation and $6,393,072 depreciation at April 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($159,337,427) at April 30, 2000.

The following acronym is used throughout this portfolio:

ADR--American Depositary Receipt

(See Notes which are an integral part of the Financial Statements)

PORTFOLIO OF INVESTMENTS

Riggs Small Company Stock Fund
April 30, 2000

Shares or Principal Amount		Value
Common Stocks--94.0%
	Commercial Services--1.0%
110,890	(1) Modis Professional Services, Inc.	$838,606

	Consumer Durables--2.3%
105,849	(1)(2) Action Performance Cos., Inc.	979,103
58,229	(1) Furniture Brands International, Inc.	1,088,154

	Total	2,067,257

	Consumer Non-Durables--3.3%
18,425	(1) American Italian Pasta Co., Class A	456,019
29,575	(1) International Home Foods, Inc.	430,686
58,664	(1) NBTY, Inc.	1,041,286
48,486	(1) Steven Madden, Ltd.	1,051,540

	Total	2,979,531

	Consumer Services--4.9%
89,395	(1) Diedrich Coffee, Inc.	268,185
49,065	(1) Performance Food Group Co.	1,294,089
45,015	(1) Rare Hospitality International, Inc.	1,392,652
75,420	(1) Steiner Leisure Ltd.	1,517,827

	Total	4,472,753

	Electronic Technology--8.4%
38,575	(1) ATMI, Inc.	1,485,137
52,077	(1) Brooktrout, Inc.	1,406,079
6,553	Helix Technology Corp.	334,612
55,745	(1) ION Networks, Inc.	641,067
11,305	(1)(2) MRV Communications, Inc.	779,338
31,885	(1) SBS Technologies, Inc.	1,100,032
21,274	(1) Varian Semiconductor Equipment Associates, Inc.	1,430,676
24,036	(1) Xicor, Inc.	429,643

	Total	7,606,584

	Energy Minerals--1.7%
38,645	Cross Timbers Oil Co.	557,937
36,805	(1) Ocean Energy, Inc.	476,165
26,650	Vintage Petroleum, Inc.	529,669

	Total	1,563,771

	Finance--15.8%
135,095	Advanta Corp., Class B	1,553,592
63,565	Allied Capital Corp.	1,187,871
40,473	Apartment Investment & Management Co., Class A	1,608,802
106,440	Colonial BancGroup, Inc. (The)	997,875
32,949	First Charter Corp.	457,167
46,390	First Industrial Realty Trust	1,394,599
191,144	(2) Gold Banc Corp., Inc.	1,182,703
47,724	Hudson United Bancorp	1,076,773
50,222	(2) London Pacific Group Ltd., ADR	634,053
94,576	(1) Rainbow Rentals, Inc.	904,383
29,315	Southwest Securities Group, Inc.	1,205,579
33,365	Sterling Bancorp	512,987
39,062	Weingarten Realty Investors	1,582,011

	Total	14,298,395

	Health Services--7.0%
90,186	(1) Advance Paradigm, Inc.	1,127,325
35,700	(1) Eclipsys Corp.	285,600
75,470	(1) First Consulting Group, Inc.	679,230
83,589	(1) InfoCure Corp.	762,750
141,790	(1) InterDent, Inc.	717,812
16,845	(1) PolyMedica Corp., Inc.	904,366
50,707	(1) Trigon Healthcare, Inc.	1,822,283

	Total	6,299,366

	Health Technology--5.6%
21,735	(1)(2) Cephalon, Inc.	1,222,594
14,903	(1) Diversa Corp.	402,381
47,165	(1) Guilford Pharmaceuticals, Inc.	819,492
101,570	(1) Hanger Orthopedic Group, Inc.	507,850
82,183	(1) Noven Pharmaceuticals, Inc.	965,650
11,270	(1) Protein Design Lab., Inc.	1,143,905

	Total	5,061,872

	Industrial Services--4.9%
227,067	(1) Encompass Services Corp.	1,575,277
44,686	(1)(2) National-Oilwell, Inc.	1,069,671
27,725	(1) Precision Drilling Corp.	887,200
40,330	(1) Pride International, Inc.	912,466

	Total	4,444,614

	Non-Energy Minerals--0.5%
15,835	(1) Stillwater Mining Co.	443,380

	Producer Manufacturing--6.1%
7,705	Applied Power, Inc., Class A	220,556
29,748	(1) CommScope, Inc.	1,413,030
8,636	(1) Lone Star Technologies, Inc.	398,335
30,595	(1) Maverick Tube Corp.	871,958
93,815	(1) Steel Dynamics, Inc.	1,067,146
26,845	(1) Zebra Technologies Corp., Class A	1,530,165

	Total	5,501,190

	Retail Trade--6.5%
89,115	(1) Buckle, Inc.	1,141,786
29,622	(1)(2) Chicos FAS, Inc.	531,345
26,400	(1) Cost Plus, Inc.	806,850
70,619	(1) Goody's Family Clothing, Inc.	459,024
21,150	(1)(2) Linens 'n Things, Inc.	653,006
72,855	(1) Rent-A-Center, Inc.	1,484,421
66,870	(1) Tuesday Morning Corp.	835,875

	Total	5,912,307

	Technology Services--15.0%
10,790	(1) AppNet, Inc.	258,960
75,039	(1) AppliedTheory Corp.	825,429
51,779	(1) Axent Technologies, Inc.	1,042,052
33,962	(1) ClickAction, Inc.	475,468
63,490	(1) Deltek Systems, Inc.	773,784
55,164	(1) LCC International, Inc., Class A	1,348,070
59,870	(1) Navidec, Inc.	505,153
159,540	(1)(2) Netplex Group, Inc.	628,189
61,140	(1) Netzee, Inc.	619,043
53,265	(1) Novadigm, Inc.	729,065
103,180	(1) Quantum Corp. - DLT & Storage Systems Group	1,212,365
30,151	(1) ScanSource, Inc.	1,040,210
54,164	(1) Symix Systems, Inc.	528,099
61,400	(1) Tech Data Corp.	2,574,963
19,131	(1) Xpedior, Inc.	310,879
71,085	(1)(2) iVillage, Inc.	715,293

	Total	13,587,022

	Transportation--7.8%
52,995	(1)(2) Atlantic Coast Airlines Holdings	1,583,226
148,635	(1) Fritz Companies, Inc.	1,430,611
152,594	(1) Mesa Air Group, Inc.	991,861
32,981	(1) Ryanair Holdings PLC, ADR	1,343,976
41,300	SkyWest, Inc.	1,739,763

	Total	7,089,437

	Utilities--3.2%
71,085	(1) Alaska Communications Systems Group, Inc.	853,020
15,803	(1) ITC DeltaCom, Inc.	519,524
24,344	(1) Network Access Solutions Corp.	365,160
48,700	Northwestern Corp.	1,120,100
	Total	2,857,804

	Total Common Stocks (identified cost $82,037,665)	85,023,889

(3) Repurchase Agreement--5.5%
$4,961,000	Donaldson, Lufkin and Jenrette Securities Corp., 5.70%, dated 4/28/2000, due 5/1/2000 (at amortized cost)	4,961,000

	Total Investments (identified cost $86,998,665)(4)	$89,984,889

(1) Non-income producing security.

(2) Certain shares on loan to broker.

(3) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(4) The cost of investments for federal tax purposes amounts to $87,458,881. The net unrealized appreciation of investments on a federal tax basis amounts to $2,526,008 which is comprised of $15,289,360 appreciation and $12,763,352 depreciation at April 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($90,422,097) at April 30, 2000.

The following acronym is used throughout this portfolio:

ADR--American Depositary Receipt

(See Notes which are an integral part of the Financial Statements)

PORTFOLIO OF INVESTMENTS

Riggs Large Cap Growth Fund
April 30, 2000

Shares		Value
Common Stocks--82.7%
	Biotechnology -- 5.7%
7,700	(1) Affymetrix, Inc.	$1,039,981
18,000	(1) Invitrogen Corp.	1,122,750
36,650	PE Corp.-PE Biosystems Group	2,199,000
10,300	(1) Qiagen NV	1,494,787

	Total	5,856,518

	Communications Equipment--10.0%
23,800	(1) Comverse Technology, Inc.	2,122,662
46,000	Lucent Technologies, Inc.	2,860,625
28,400	Nortel Networks Corp.	3,216,300
19,200	(1) Qualcomm, Inc.	2,082,000

	Total	10,281,587

	Computers - Hardware--11.0%
54,996	(1) EMC Corp.	7,641,007
40,400	(1) Sun Microsystems, Inc.	3,714,275

	Total	11,355,282

	Computers - Networking--11.6%
106,612	(1) Cisco Systems, Inc.	7,391,210
61,000	(1) Network Appliance, Inc.	4,510,187

	Total	11,901,397

	Computers Software/Services--16.4%
7,700	(1) Check Point Software Technologies Ltd.	1,332,100
12,000	(1) i2 Technologies, Inc.	1,551,000
32,500	(1) Microsoft Corp.	2,266,875
50,200	(1) Oracle Corp.	4,012,862
35,000	(1) Siebel Systems, Inc.	4,300,625
32,000	(1) Veritas Software Corp.	3,432,500

	Total	16,895,962

	Electrical Equipment--5.9%
35,900	General Electric Co.	5,645,275
4,500	(1) Waters Corp.	426,375

	Total	6,071,650

	Electronics - Semiconductors--22.1%
22,200	(1) Broadcom Corp.	3,826,725
27,752	Intel Corp.	3,519,301
48,400	(1) JDS Uniphase Corp.	5,018,475
29,000	(1) PMC-Sierra, Inc.	5,564,375
15,500	(1) RF Micro Devices, Inc.	1,612,969
13,500	Texas Instruments, Inc.	2,198,813
15,000	(1) Vitesse Semiconductor Corp.	1,020,938
	Total	22,761,596

	Total Common Stocks (identified cost $53,030,109)	85,123,992

(2) Repurchase Agreements--17.5%
$9,017,000	Donaldson, Lufkin and Jenrette Securities Corp., 5.70%, dated 4/28/2000, due 5/1/2000	9,017,000
9,016,000	Paine Webber, Inc., 5.69%, dated 4/28/2000, due 5/1/2000	9,016,000

	Total Repurchase Agreements (at amortized cost)	18,033,000

	Total Investments (identified cost $71,063,109)(3)	$103,156,992

(1) Non-income producing security.

(2) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(3) The cost of investments for federal tax purposes amounts to $71,063,109. The net unrealized appreciation of investments on a federal tax basis amounts to $32,093,883 which is comprised of $34,657,023 appreciation and $2,563,140 depreciation at April 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($102,978,784) at April 30, 2000.

(See Notes which are an integral part of the Financial Statements)

STATEMENTS OF ASSETS AND LIABILITIES

Riggs Funds
April 30, 2000

	Stock Fund	Small Company Stock Fund	Large Cap Growth Fund
Assets:
Investments in securities, at value	$156,928,038	$85,023,889	$85,123,992
Investments in repurchase agreements, at amortized cost	2,182,000	4,961,000	18,033,000

Total investments	159,110,038	89,984,889	103,156,992
Cash	417,106	--	216,571
Collateral for securities loaned, at fair value	1,305,300	6,641,370	--
Income receivable	121,266	17,888	24,771
Receivable for shares sold	3,268	3,529	124,000
Receivable for investments sold	2,313,540	4,039,943	--

Total assets	163,270,518	100,687,619	103,522,334

Liabilities:
Payable for investments purchased	2,513,264	2,883,299	399,856
Payable upon return of securities loaned	1,305,300	6,641,370	--
Payable to Bank	--	668,185	--
Payable for shares redeemed	35,179	6,632	67,000
Accrued expenses	79,348	66,036	76,694

Total liabilities	3,933,091	10,265,522	543,550

Net Assets	$159,337,427	$90,422,097	$102,978,784

Net Assets Consists of:
Paid-in capital	$96,063,846	$78,613,749	$72,307,124
Net unrealized appreciation of investments	41,032,835(1)	2,986,224(1)	32,093,883(1)
Accumulated net realized gain (loss) on investments	22,240,746	8,822,124	(1,422,223)

Total Net Assets	$159,337,427	$90,422,097	$102,978,784

Class R Shares	$51,968,444	$33,162,696	$102,960,712
Class Y Shares	$107,044,708	$57,182,251	--
Class B Shares	$324,275	$77,150	$18,072
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net Asset Value and Offering Price Per Share
Class R Shares	$13.22	$13.16	$11.72

Class Y Shares	$13.23	$13.18	--

Class B Shares	$13.12	$13.03	$11.70

Redemption Proceeds Per Share(2)
Class R Shares	$12.96(3)	$12.90(3)	$11.49(3)

Class Y Shares	$13.23	$13.18	--

Class B Shares	$12.46(4)	$12.38(4)	$11.12(4)
Shares Outstanding:

Class R Shares	3,930,951	2,519,989	8,784,965

Class Y Shares	8,093,686	4,339,718	--

Class B Shares	24,721	5,919	1,544

Investments, at identified cost	$118,077,203	$86,998,665	$71,063,109

Investments, at tax cost	$119,118,565	$87,458,881	$71,063,109

(1) Includes $40,799,437, $2,873,633 and $17,056,663, respectively, of unrealized appreciation for the Stock Fund, Small Company Stock Fund and Large Cap Growth Fund, related to the tax-free transfer of assets from a Common Trust Fund.

(2) See "What Do Shares Cost?" in the Prospectus.

(3) Computation of redemption proceeds per share: 98/100 of net asset value.

(4) Computation of redemption proceeds per share: 95/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)

STATEMENTS OF OPERATIONS

Riggs Funds
Year Ended April 30, 2000

	Stock Fund	Small Company Stock Fund	Large Cap Growth Fund (1)
Investment Income:
Dividends	$1,498,088(2)	$505,984	$34,934(3)
Interest	181,559	214,693	372,203

Total investment income	1,679,647	720,677	407,137
Expenses:
Investment adviser fee	875,835	461,712	263,366
Administrative personnel and services fee	185,132	91,667	56,185
Custodian fees	23,356	11,543	7,023
Transfer and dividend disbursing agent fees and expenses	70,159	47,193	25,002
Trustees' fees	2,414	2,778	1,089
Auditing fees	14,108	16,153	--
Legal fees	4,364	5,393	1,089
Portfolio accounting fees	1,883	3,578	632
Distribution services fee--Class R Shares	195,397	90,344	87,782
Distribution services fee--Class B Shares	2,231	787	21
Shareholder services fees--Class R Shares	195,397	90,344	87,782
Shareholder services fees--Class Y Shares	95,804(1)	53,678(1)	--
Shareholder services fees--Class B Shares	744	263	7
Share registration costs	36,435	53,549	45,514
Printing and postage	8,608	13,149	7,433
Insurance premiums	1,256	2,484	667
Miscellaneous	5,478	3,528	4,045

Total expenses	1,718,601	948,143	587,637

Waivers:
Waiver of Distribution services fee--Class R Shares	--	--	(87,782)
Waiver of Shareholder services fee--Class R Shares	(109,530)	(48,487)	(38,578)
Waiver of Shareholder services fee--Class Y Shares	(44,261)(1)	(23,721)(1)	--
Waiver of Shareholder services fee--Class B Shares	(392)	(144)	(1)

Total waivers	(154,183)	(72,352)	(126,361)

Net expenses	1,564,418	875,791	461,276

Net investment income/ (Net operating loss)	115,229	(155,114)	(54,139)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	26,947,952	13,709,098	(1,422,223)
Net change in unrealized appreciation (depreciation) of investments	(24,214,071)	117,706	15,037,220

Net realized and unrealized gain on investments	2,733,881	13,826,804	13,614,997

Change in net assets resulting from operations	$2,849,110	$13,671,690	$13,560,858

(1) Reflects operations for the period from December 20, 1999 (date of initial public investment) to April 30, 2000.

(2) Net of taxes withheld $1,020.

(3) Net of taxes withheld $161.

(See Notes which are an integral part of the Financial Statements)

STATEMENTS OF CHANGES IN NET ASSETS

Riggs Funds

	Stock Fund		Small Company Stock Fund		Large Cap Growth Fund Period Ended
	Year Ended April 30,		Year Ended April 30,		April 30,
	2000	1999	2000	1999	2000 (1)
Increase (Decrease) in Net Assets:
Operations--
Net investment income (net operating loss)	$115,229	$262,526	$(155,114)	$(60,901)	$(54,139)
Net realized gain (loss) on investments	26,947,952	8,227,259	13,709,098	(4,753,762)	(1,422,223)
Net change in unrealized appreciation (depreciation)
of investments	(24,214,071)	(3,149,465)	117,706	(11,661,505)	15,037,220

Change in net assets resulting from operations	2,849,110	5,340,320	13,671,690	(16,476,168)	13,560,858

Distributions to Shareholders--
Distributions from net investment income
Class R Shares	(31,798)	(292,776)	--	--	--
Class Y Shares	(120,164)(1)	--	--	--	--
Class B Shares	--	(57)(2)	--	--	--
Distributions from net realized gain on investments
Class R Shares	(12,714,753)	(10,140,817)	--	(5,407,163)	--
Class B Shares	(50,129)	(11,768)(2)	--	(18,999)(3)	--
Distributions from Paid-In Capital
Class R Shares	--	--	--	--	(77,537)

Change in net assets resulting from distributions to shareholders	(12,916,844)	(10,445,418)	--	(5,426,162)	(77,537)

Share Transactions--
Proceeds from sales of shares	12,501,470	23,801,961	8,396,250	23,672,150	20,703,030
Proceeds from shares issued in connection with the tax-free
transfer of assets from a Common Trust Fund	113,770,434(4)	--	62,994,927(4)	--	75,846,956(4)
Net asset value of shares issued to shareholders in payment
of distributions declared	10,933,060	10,170,057	--	5,415,147	2,258
Cost of shares redeemed	(69,456,410)	(44,325,647)	(33,469,489)	(26,579,582)	(7,056,781)

Change in net assets resulting from share transactions	67,748,554	(10,353,629)	37,921,688	2,507,715	89,495,463

Change in net assets	57,680,820	(15,458,727)	51,593,378	(19,394,615)	102,978,784

Net Assets:
Beginning of period	101,656,607	117,115,334	38,828,719	58,223,334	--

End of period	$159,337,427	$101,656,607	$90,422,097	$38,828,719	$102,978,784

Undistributed net investment income included in
net assets at end of period	$--	$36,733	$--	--	$--

Net gain (loss) as computed for federal tax purposes	$27,669,187	$8,539,951	$13,377,138	$(3,967,647)	$--

(1) Reflects operations for the period from December 20, 1999 (date of initial public investment) to April 30, 2000.

(2) Reflects operations for the period from July 19, 1998 (date of initial public investment) to April 30, 1999.

(3) Reflects operations for the period from July 17, 1998 (date of initial public investment) to April 30, 1999.

(4) Includes $40,799,437, $2,873,633 and $17,056,663, respectively, of unrealized appreciation for the Stock Fund, Small Company Stock Fund and Large Cap Growth Fund, related to the tax-free transfer of assets from a Common Trust Fund.

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS

Riggs Funds
Class B Shares

(For a share outstanding throughout each period)

	Net Asset		Net Realized		Distributions	Distributions
Year	Value,	Net	and Unrealized	Total From	from Net	from Net
Ended	beginning	Operating	Gain (Loss) on	Investment	Investment	Realized	Total
April 30,	of period	Loss	Investments	Operations	Income	Gains	Distributions
Stock Fund
1999 (3)	$16.65	(0.03)	0.83	0.80	(0.01)	(1.71)	(1.72)
2000	$15.73	(0.04)	(0.37)	(0.41)	--	(2.20)	(2.20)
Small Company Stock Fund
1999 (5)	$17.25	(0.07)	(4.12)	(4.19)	--	(1.85)	(1.85)
2000	$11.21	(0.11)(6)	1.93	1.82	--	--	--
Large Cap Growth Fund
2000 (7)	$10.00	--	1.70	1.70	--	--	--

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

(3) Reflects operations for the period from July 19, 1998 (date of initial public investment) to April 30, 1999.

(4) Computed on an annualized basis.

(5) Reflects operations for the period from December 20, 1999 (date of initial public investment) to April 30, 2000.

(6) Per share amount is based upon the average number of shares outstanding.

(7) Reflects operations for the period from July 17, 1998 (date of initial public investment) to April 30, 1999.

(See Notes which are an integral part of the Financial Statements)

			Ratios to Average Net Assets
Net Asset			Net	Expense	Net Assets,
Value, end	Total		Operating	waiver/	end of period	Portfolio
of period	Return(1)	Expenses	Loss	reimbursement(2)	(000 omitted)	Turnover

$15.73	5.31%	1.97%(4)	(0.48%)(4)	0.19%(4)	$182	52%
$13.12	(1.35%)	1.92%	(0.47%)	0.13%	$324	79%

$11.21	(24.43%)	2.13%(4)	(0.77%)(4)	0.20%(4)	$101	100%
$13.03	16.24%	2.09%	(0.96%)	0.14%	$77	116%

$11.70	17.00%	2.13%(4)	(0.83%)(4)	0.04%(4)	$18	19%

COMBINED NOTES TO FINANCIAL STATEMENTS

Riggs Funds
April 30, 2000

Organization

Riggs Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of nine diversified portfolios, three of which offer class B shares (individually referred to as the "Fund", or collectively as the "Funds"), which are presented herein:

Portfolio Name	Investment Objective
Riggs Stock Fund ("Stock Fund")	Seeks to provide growth of capital and income.
Riggs Small Company Stock Fund	Seeks to provide long-term capital appreciation.
("Small Company Stock Fund")
Riggs Large Cap Growth Fund	Seeks to provide capital appreciation.
("Large Cap Growth Fund")

The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The financial highlights for Class R Shares and Class Y Shares are presented in a separate annual report.

Effective December 17, 1999, the following Funds received a tax-free transfer of assets from a Common Trust Fund.

		Common
	Fund	Trust Fund
	Shares	Net Assets	Unrealized
	Issued	Received(1)	Appreciation
Stock Fund	9,189,857	$113,770,434	$40,799,437
Small Company Stock Fund	5,477,820	62,994,927	2,873,633
Large Cap Growth Fund	7,584,696	75,846,956	17,056,663

(1) Unrealized appreciation is included in the Common Trust Fund net assets received.

Effective December 20, 1999, Stock Fund and Small Company Stock Fund began offering Class Y Shares. Additionally, the Trust added four new portfolios to the Riggs Funds Family: Riggs Large Cap Growth Fund (Class R and Class B Shares), Riggs Bond Fund (Class R Shares), Riggs Intermediate Tax Free Bond Fund (Class R Shares), and Riggs Long Term Tax Free Bond Fund (Class R Shares).

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a primary national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Funds offer multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing book/tax treatments of net operating loss. The following reclassifications have been made to the financial statements.

	Increase (Decrease)
			Accumulated
		Undistributed	Net Realized
	Paid-In	Net Investment	Gain (Loss)
Fund Name	Capital	Income	On Investments
Small Company Stock Fund	$(27,963)	$155,114	$(127,151)
Large Cap Growth Fund	$(54,139)	$ 54,139	--

Federal Taxes

It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

Large Cap Growth Fund incurred net capital losses $1,422,223 on security transactions after October 31, 1999, which are treated as arising on May 1, 2000, the first day of the Fund's next taxable year.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

Under guidelines adopted by the Trustees, each Fund may lend portfolio securities to brokers/dealers and other financial organizations in order to generate additional income. Loans of portfolio securities by a Fund will be collateralized by cash, letters of credit or U.S. government securities, which are maintained at a minimum level of 100% of the current market value of the loaned securities. Collateral is either held as cash or reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates) and money market funds. The Funds return a portion of the interest on any cash received as collateral and continue to receive interest or dividends on securities loaned. Included in interest income is $5,122, and $40,891 for Stock Fund and Small Company Stock Fund, respectively, attributable to income earned on securities lending transactions.

Loans will be made to firms deemed by the Funds' adviser to be of good financial standing and will not be made unless, in the judgment of the Funds' adviser, the consideration to be earned from such loans would justify the risk. The risks associated with lending portfolio securities consist of possible decline in value of collateral, possible delays receiving additional collateral or in the recovery of the loaned securities or expenses from enforcing the Funds' rights should be the borrower of the securities fail financially.

As of April 30, 2000, the value of securities loaned plus interest, the payable on collateral due to broker and the value of reinvested cash collateral securities were as follows:

	Market Value of	Payable on Collateral	Reinvested
Fund	Securities Loaned	Due to Broker	Collateral Securities
Stock Fund	$1,290,255	$1,305,300	$1,305,300
Small Company Stock Fund	$6,502,363	$6,641,370	$6,641,370

Cash collateral is held in a segregated account.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

	Stock Fund
	Year Ended		Year Ended
	April 30, 2000		April 30, 1999
Class R Shares	Amount	Shares	Amount	Shares
Shares sold	$11,750,407	847,519	$23,625,339	1,542,657
Shares issued to shareholders in payment of distributions declared	10,882,329	863,208	10,158,300	676,733
Shares redeemed	(55,276,971)	(4,200,797)	(44,312,176)	(2,867,893)

Net change resulting from Class R Share transactions	$(32,644,235)	(2,490,070)	$(10,528,537)	(648,503)

	Stock Fund
	Period Ended
	April 30, 2000 (1)
Class Y Shares	Amount	Shares
Shares sold	$538,913	42,961
Shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	113,770,434	9,189,857
Shares issued to shareholders in payment of distributions declared	916	73
Shares redeemed	(14,108,479)	(1,139,205)

Net change resulting from Class Y Share transactions	$100,201,784	8,093,686

	Stock Fund
	Year Ended		Period Ended
	April 30, 2000		April 30, 1999 (2)
Class B Shares	Amount	Shares	Amount	Shares
Shares sold	$212,150	14,844	$176,622	11,692
Shares issued to shareholders in payment of distributions declared	49,815	4,002	11,757	785
Shares redeemed	(70,960)	(5,711)	(13,471)	(891)

Net change resulting from Class B Share transactions	$191,005	13,135	$174,908	11,586

Net change resulting from share transactions	$67,748,554	5,616,751	$(10,353,629)	(636,917)

	Small Company Stock Fund
	Year Ended		Year Ended
	April 30, 2000		April 30, 1999
Class R Shares	Amount	Shares	Amount	Shares
Shares sold	$7,487,258	625,256	$23,513,675	1,811,335
Shares issued to shareholders in payment of distributions declared	--	--	5,396,154	472,104
Shares redeemed	(18,596,155)	(1,542,928)	(26,536,536)	(1,942,196)

Net change resulting from Class R Share transactions	$(11,108,897)	(917,672)	$2,373,293	341,243

	Small Company Stock Fund
	Period Ended
	April 30, 2000 (1)
Class Y Shares	Amount	Shares
Shares sold	$893,927	70,351
Shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	62,994,927	5,477,820
Shares redeemed	(14,819,460)	(1,208,453)

Net change resulting from Class Y Share transactions	$49,069,394	4,339,718

	Small Company Stock Fund
	Year Ended		Year Ended
	April 30, 2000		April 30, 1999
Class B Shares	Amount	Shares	Amount	Shares
Shares sold	$15,065	1,242	$158,475	11,167
Shares issued to shareholders in payment of distributions declared	--	--	18,993	1,668
Shares redeemed	(53,874)	(4,335)	(43,046)	(3,822)

Net change resulting from Class B Share transactions	$(38,809)	(3,093)	$134,422	9,013

Net change resulting from share transactions	$37,921,688	3,418,953	$2,507,715	350,256

	Large Cap Growth Fund
	Period Ended
	April 30, 2000 (1)
Class R Shares	Amount	Shares
Shares sold	$20,682,365	1,843,403
Shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	75,846,956	7,584,696
Shares issued to shareholders in payment of distributions declared	2,258	216
Shares redeemed	(7,056,781)	(643,350)

Net change resulting from Class R Share transactions	$89,474,798	8,784,965

	Large Cap Growth Fund
	Period Ended
	April 30, 2000 (1)
Class B Shares	Amount	Shares
Shares sold	$20,665	1,544
Net change resulting from Class B Share transactions	$20,665	1,544

Net change resulting from share transactions	$89,495,463	8,786,509

(1) Reflects operations for the period from December 20, 1999 (date of initial public investment) to April 30, 2000.

(2) Reflects operations for the period from July 19, 1998 (date of initial public investment) to April 30, 1999.

(3) Reflects operations for the period from July 17,1998 (date of initial public investment) to April 30, 1999.

Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

Riggs Investment Corp., the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee based on a percentage of each Fund's average daily net assets (see below). The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Fund	Annual Rate
Stock Fund	0.75%
Small Company Stock Fund	0.80%
Large Cap Growth Fund	0.75%

Sub-Advisers

The Adviser has delegated daily management of the Funds to the following sub-advisers: Riggs Investment Management Corp. (with respect to Stock Fund and Small Company Stock Fund) and J. Bush & Co. (with respect to Large Cap Growth Fund). The sub-advisers are paid by the Adviser and not by the Funds.

Administrative Fee

Federated Services Company ("FServ") provides the Funds with certain administrative personnel and services (including certain legal and financial reporting services). FServ provides these services at an annual rate of 0.16% of the average aggregate daily net assets of the Funds.

Distribution Services Fee

The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of the Funds'

Class R and Class B Shares. The Plan provides that the Funds may incur distribution expenses according to the following schedule annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Percentage of Average
Share Class Name	Net Assets of Class
Class R Shares	0.25%
Class B Shares	0.75%

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Funds pay up to 0.25% of average daily net assets of the Funds for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of the Funds' average daily net assets for the reporting period, plus out-of-pocket expenses.

Custodian Fees

Riggs Bank, Washington D.C. is the Funds' custodian. The fee paid to Riggs Bank, Washington DC is based on the level of each Fund's average daily net assets for the reporting period, plus out-of-pocket expenses.

Organizational Expenses

Organizational expenses for Stock Fund and Small Company Stock Fund were borne initially by FAS. The Funds have agreed to reimburse FAS for the organizational expenses during the five-year period following each Fund's effective date. For the year ended April 30, 2000, the following amount was paid pursuant to this agreement:

			Organizational Expenses
		Organizational	Paid for the Year Ended
Fund	Effective Date	Expenses	April 30, 2000
Small Company Stock Fund	February 6, 1995	$22,693	$6,154

As of April 30, 2000, the Funds' organizational expenses have been fully reimbursed.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of investments, excluding short-term obligations (and in-kind contributions), for the year ended April 30, 2000, were as follows:

Fund	Purchases	Sales
Stock Fund	$92,380,585	$125,034,058
Small Company Stock Fund	$64,914,615	$ 86,597,332
Large Cap Growth Fund	$58,481,108	$ 15,851,039

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of
RIGGS FUNDS:

We have audited the accompanying statements of assets and liabilities of Riggs Stock Fund, Riggs Small Company Stock Fund and Riggs Large Cap Growth Fund (investment portfolios of Riggs Funds, a Massachusetts business trust), including the schedules of portfolios of investments, as of April 30, 2000, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2000, by correspondence with the custodian and brokers. As to securities purchased but not received, we requested confirmation from brokers, and, when replies were not received, we carried out alternative auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Riggs Stock Fund, Riggs Small Company Stock Fund and Riggs Large Cap Growth Fund (investment portfolios of Riggs Funds) as of April 30, 2000, the results of their operations for the year then ended and the changes in their net assets and their financial highlights for the periods presented in conformity with accounting principles generally accepted in the United States.

ARTHUR ANDERSEN LLP

Boston, Massachusetts June 20, 2000

TRUSTEES

John F. Donahue

Thomas G. Bigley

John T. Conroy, Jr.

Nicholas P. Constantakis

John F. Cunningham

J. Christopher Donahue

Lawrence D. Ellis, M.D.

Peter E. Madden

Charles F. Mansfield, Jr.

John E. Murray, Jr.

Marjorie P. Smuts

John S. Walsh

OFFICERS

John F. Donahue
Chairman

Edward C. Gonzales
President and Treasurer

J. Christopher Donahue
Executive Vice President

John W. McGonigle
Executive Vice President and Secretary

Joseph S. Machi
Vice President and Assistant Treasurer

Richard B. Fisher
Vice President

C. Grant Anderson
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning the Funds' objectives and policies, management fees, expenses and other information.

Cusip 76656A 708 Riggs Stock Fund
Cusip 76656A 880 Riggs Small Company Stock Fund
Cusip 76656A 815 Riggs Large Cap Growth Fund

G00356-01 (6/00)

APPENDIX FOR RIGGS R/Y SHARES ANNUAL REPORT

RIGGS STOCK FUND CLASS R SHARES

The graphic presentation displayed here consists of a line graph. The corresponding components of the line graph are listed underneath. The Riggs
Stock Fund, Class R Shares (the "Fund") is represented by a solid line and the
Standard & Poor's 500 Index ("S&P 500") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a
$10,000 hypothetical investment in the Fund and the S&P 500. The "x" axis reflects computation periods from 5/11/1992 to 4/30/2000. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund, based on a 2.00% CDSC, as compared to the
S&P 500. The ending values were $31,060 and $41,557, respectively.

RIGGS STOCK FUND CLASS Y SHARES

The graphic presentation displayed here consists of a line graph. The corresponding components of the line graph are listed underneath. The Riggs
Stock Fund, Class Y Shares (the "Fund") is represented by a solid line and the
Standard & Poor's 500 Index ("S&P 500") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a
$10,000 hypothetical investment in the Fund and the S&P 500. The "x" axis reflects computation periods from 12/20/1999 to 4/30/2000. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the S&P 500. The ending values were $10,698 and $10,280, respectively.

RIGGS SMALL COMPANY STOCK FUND CLASS R SHARES

The graphic presentation displayed here consists of a line graph. The corresponding components of the line graph are listed underneath. The Riggs
Small Company Stock Fund, Class R Shares (the "Fund") is represented by a solid line and the Russell 2000 Index ("R2000") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a
$10,000 hypothetical investment in the Fund and the R2000. The "x" axis reflects computation periods from 2/27/1995 to 4/30/2000. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund, based on a 2.00% CDSC, as compared to the
R2000. The ending values were $19,541 and $26,597, respectively.

RIGGS SMALL COMPANY STOCK FUND CLASS Y SHARES

The graphic presentation displayed here consists of a line graph. The corresponding components of the line graph are listed underneath. The Riggs
Small Company Stock Fund, Class Y Shares (the "Fund") is represented by a solid line and the Russell 2000 Index ("R2000") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a
$10,000 hypothetical investment in the Fund and the R2000. The "x" axis reflects computation periods from 12/20/1999 to 4/30/2000. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the R2000. The ending values were $11,461 and $10,902, respectively.

RIGGS LARGE CAP GROWTH FUND CLASS R SHARES

The graphic presentation displayed here consists of a line graph. The corresponding components of the line graph are listed underneath. The Riggs
Large Cap Growth Fund, Class R Shares (the "Fund") is represented by a solid line and the Standard & Poor's 500 Index ("S&P 500") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund and the S&P 500. The "x"
axis reflects computation periods from 12/20/1999 to 4/30/2000. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund, based on a 2.00% CDSC, as compared to the S&P 500. The ending values were $11,531 and $10,280, respectively.

RIGGS U.S. GOVERNMENT SECURITIES FUND CLASS R SHARES

The graphic presentation displayed here consists of a line graph. The corresponding components of the line graph are listed underneath. The Riggs U.S.
Government Securities Fund, Class R Shares (the "Fund") is represented by a solid line and the Lehman Brothers Government/Corporate Total Index ("LBGCTI")
is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund and the LBGCTI. The "x" axis reflects computation periods from 5/11/1992 to
4/30/2000. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund, based on a
2.00% CDSC, as compared to the LBGCTI. The ending values were $15,608 and
$17,150, respectively.

RIGGS U.S. GOVERNMENT SECURITIES FUND CLASS Y SHARES

The graphic presentation displayed here consists of a line graph. The corresponding components of the line graph are listed underneath. The Riggs U.S.
Government Securities Fund, Class Y Shares (the "Fund") is represented by a solid line and the Lehman Brothers Government/Corporate Total Index ("LBGCTI")
is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund and the LBGCTI. The "x" axis reflects computation periods from 12/20/1999 to
4/30/2000. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the LBGCTI. The ending values were $10,258 and $10,157, respectively.

RIGGS BOND FUND CLASS R SHARES

The graphic presentation displayed here consists of a line graph. The corresponding components of the line graph are listed underneath. The Riggs Bond
Fund, Class R Shares (the "Fund") is represented by a solid line and the Lehman
Brothers Government/Corporate Total Index ("LBGCTI") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund and the LBGCTI. The "x"
axis reflects computation periods from 12/20/1999 to 4/30/2000. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund, based on a 2.00% CDSC, as compared to the LBGCTI. The ending values were $10,018 and $10,157, respectively.

RIGGS INTERMEDIATE TAX FREE BOND FUND CLASS R SHARES

The graphic presentation displayed here consists of a line graph. The corresponding components of the line graph are listed underneath. The Riggs
Intermediate Tax Free Bond Fund, Class R Shares (the "Fund") is represented by a solid line and the Lehman Brothers 5-Year Municipal Bond Index ("LB5MBI") is
represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund and the LB5MBI. The "x" axis reflects computation periods from 12/20/1999 to
4/30/2000. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund, based on a
2.00% CDSC, as compared to the LB5MBI. The ending values were $9,931 and
$10,157, respectively.

RIGGS LONG TERM TAX FREE BOND FUND CLASS R SHARES

The graphic presentation displayed here consists of a line graph. The corresponding components of the line graph are listed underneath. The Riggs Long
Term Tax Free Bond Fund, Class R Shares (the "Fund") is represented by a solid line and the Lehman Brothers 10-Year Municipal Bond Index ("LB10MBI") is
represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund and the LB10MBI. The "x" axis reflects computation periods from 12/20/1999 to
4/30/2000. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund, based on a
2.00% CDSC, as compared to the LB10MBI. The ending values were $9,976 and
$10,128, respectively.

APPENDIX FOR RIGGS B SHARES ANNUAL REPORT

RIGGS STOCK FUND, CLASS B SHARES

The graphic presentation displayed here consists of a line graph. The corresponding components of the line graph are listed underneath. The Riggs
Stock Fund, Class B Shares (the "Fund") is represented by a solid line and the
Standard & Poor's 500 Index ("S&P 500") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a
$10,000 hypothetical investment in the Fund and the S&P 500. The "x" axis reflects computation periods from 7/19/1998 to 4/30/2000. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund, based on a 4.00% CDSC, as compared to the
S&P 500. The ending values were $10,074 and $12,936, respectively.

RIGGS SMALL COMPANY STOCK FUND

The graphic presentation displayed here consists of a line graph. The corresponding components of the line graph are listed underneath. The Riggs
Small Company Stock Fund, Class B Shares (the "Fund") is represented by a solid line and the Russell 2000 Index ("R2000") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a
$10,000 hypothetical investment in the Fund and the R2000. The "x" axis reflects computation periods from 7/17/1998 to 4/30/2000. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund, based on a 4.00% CDSC, as compared to the
R2000. The ending values were $8,481 and $11,032, respectively.

RIGGS LARGE CAP GROWTH FUND

The graphic presentation displayed here consists of a line graph. The corresponding components of the line graph are listed underneath. The Riggs
Large Cap Growth Fund, Class B Shares (the "Fund") is represented by a solid line and the Standard & Poor's 500 Index ("S&P 500") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund and the S&P 500. The "x"
axis reflects computation periods from 12/20/1999 to 4/30/2000. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund, based on a 5.00% CDSC, as compared to the S&P 500. The ending values were $11,200 and $10,280, respectively.